As filed with the Securities and Exchange Commission on April 15, 2021
File Nos. 333-200243
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 733	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A
PrimElite III
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 34 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 33 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these Investment Portfolios.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. Equity and Income Fund
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class A)
MFS® Research International Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class E)
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio (Class E)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
MFS® Total Return Portfolio (Class F)
MFS® Value Portfolio (Class A)
T. Rowe Price Large Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)
Western Asset Management U.S. Government Portfolio (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class II)
ClearBridge Variable Large Cap Growth Portfolio (Class I)
ClearBridge Variable Large Cap Value Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
QS Variable Conservative Growth (Class I)
QS Variable Growth (Class I)
QS Variable Moderate Growth (Class I)
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio
Pioneer Variable Contracts Trust (Class II)
Pioneer Mid Cap Value VCT Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange

Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 52 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021

TABLE OF CONTENTS	Page	Page

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................15
Accumulation Unit..........................................................14
Annuitant........................................................................51
Annuity Date..................................................................26
Annuity Options.............................................................27
Annuity Payments...........................................................26
Annuity Service Center......................................................6
Annuity Units..................................................................27
Beneficiary......................................................................51
Business Day...................................................................14
Contract Year.................................................................13
Fixed Account.................................................................12
Free Look........................................................................14
Good Order....................................................................49
Investment Portfolios......................................................15
Joint Owners...................................................................51
Accumulation Phase........................................................12
Income Phase..................................................................12
Owner.............................................................................50
Purchase Payment...........................................................12
Separate Account............................................................46

HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an additional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information).
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	8%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	7
4	6
5	5
6	4
7	3
8 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (Note 3)	1.35%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.50%

Death Benefit Rider Charge (Optional) (as a percentage of average Account Value in the Separate Account)

Optional Death Benefit — Annual Step-Up	0.15%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits	1.90%

Note 1. An account fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Brighthouse Funds Trust I; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Brighthouse Funds Trust II; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A — “Discontinued Investment Portfolios”); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Brighthouse Small Cap Value Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A - “Discontinued Investment Portfolios”).

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.54%	1.38%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Fund	0.38%	0.25%	0.19%	0.01%	0.83%	0.01%	0.82%
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
American Funds The Bond Fund of America	0.36%	0.25%	0.04%	—	0.65%	0.19%	0.46%
Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
Loomis Sayles Growth Portfolio	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.15%	0.04%	—	0.54%	0.03%	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
MFS ® Total Return Portfolio	0.57%	0.20%	0.07%	—	0.84%	0.03%	0.81%
MFS ® Value Portfolio	0.62%	—	0.02%	—	0.64%	0.06%	0.58%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
Fidelity ® Variable Insurance Products
Mid Cap Portfolio	0.53%	0.25%	0.09%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund	0.46%	0.25%	0.01%	0.01%	0.73%	0.01%	0.72%
Franklin Mutual Shares VIP Fund	0.68%	0.25%	0.05%	—	0.98%	—	0.98%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	—	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.08%	—	0.73%	—	0.73%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
QS Variable Conservative Growth	—	—	0.14%	0.57%	0.71%	—	0.71%
QS Variable Growth	—	—	0.14%	0.68%	0.82%	—	0.82%
QS Variable Moderate Growth	—	—	0.35%	0.63%	0.98%	0.15%	0.83%
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.14%	—	0.84%	—	0.84%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.09%	—	0.99%	—	0.99%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.73%	—	1.38%	0.49%	0.89%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Additional Death Benefit — Earnings Preservation Benefit rider, which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,158	$1,659	$2,264	$3,567
minimum	$1,074	$1,410	$1,851	$2,764

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$358	$1,029	$1,724	$3,567
minimum	$274	$ 780	$1,311	$2,764

Chart 2. Chart 2 assumes that you do not select any optional death benefit riders, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,118	$1,541	$2,069	$3,193
minimum	$1,034	$1,289	$1,650	$2,358

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$318	$911	$1,529	$3,193
minimum	$234	$659	$1,110	$2,358
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary(or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary(or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see “Death Benefit” for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes any guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See “Investment Options — Dollar Cost Averaging Program.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state).We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service
Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS® Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS® Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS® Research International Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 33 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Variable and Fixed Annuity Products, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment

Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. Equity and Income Fund
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Global Growth Fund

American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds The Bond Fund of America (formerly American Funds Bond Fund)
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Clarion Global Real Estate Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class A)
MFS® Research International Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class E)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Ultra-Short Term Bond Portfolio (Class E)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
MFS® Total Return Portfolio (Class F)
MFS® Value Portfolio (Class A)
T. Rowe Price Large Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)
Western Asset Management U.S. Government Portfolio (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class II)
ClearBridge Variable Large Cap Growth Portfolio (Class I)
ClearBridge Variable Large Cap Value Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
QS Variable Conservative Growth (Class I)
QS Variable Growth (Class I)
QS Variable Moderate Growth (Class I)
Legg Mason Partners Variable Income Trust (Class I)
Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:
Western Asset Variable Global High Yield Bond Portfolio
Pioneer Variable Contracts Trust (Class II)
Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

Pioneer Mid Cap Value VCT Portfolio
Trust for Advised Portfolios
The Trust for Advised Portfolios is a mutual fund with multiple portfolios. 1919 Investment Counsel, LLC is the investment manager for each portfolio. The following portfolio is available under the contract:
1919 Variable Socially Responsive Balanced Fund
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the
Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:

•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Program
We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.
We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in “Purchase — Allocation of Purchase Payments.” If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.15%
Additional Death Benefit–Earnings Preservation Benefit	0.25%
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	8
1	8
2	7
3	7
4	6
5	5
6	4
7	3
8 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.

Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm, and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.

If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity

Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period
Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available.

Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”)
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax; and
•	less any account fee.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit — Earnings Preservation Benefit.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the

Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix D for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix D for examples of the Annual Step-Up death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.
The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)    is the death benefit under your contract; and
(b)    is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below) times the result of (a) - (b), where:
(a)    is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and

(b)    is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
Benefit Percentage
Issue Age	Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Age 80	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases
10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within

7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase
Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-
out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered

U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.

A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code); (e)
is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code

Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
PrimElite IIISM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.25% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount
(in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The
Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.

Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents
Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Sub-Account (Series II) (formerly Invesco V.I. Van Kampen Equity and Income Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - Van Kampen UIF Equity and Income Sub-Account (Class II))

01/01/2011 to 12/31/2011	14.980196	14.507775	329,543.7015
01/01/2012 to 12/31/2012	14.507775	15.996587	236,370.1673
01/01/2013 to 12/31/2013	15.996587	19.601587	207,338.7181
01/01/2014 to 12/31/2014	19.601587	20.918826	187,358.1595
01/01/2015 to 12/31/2015	20.918826	19.994450	147,706.4765
01/01/2016 to 12/31/2016	19.994450	22.528641	129,158.4896
01/01/2017 to 12/31/2017	22.528641	24.488832	116,501.9568
01/01/2018 to 12/31/2018	24.488832	21.688144	105,132.7950
01/01/2019 to 12/31/2019	21.688144	25.538035	91,323.3424
01/01/2020 to 12/31/2020	25.538035	27.474096	81,796.6242
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2011 to 12/31/2011	15.426881	16.061234	11,703.9507
01/01/2012 to 12/31/2012	16.061234	16.604126	13,563.5639
01/01/2013 to 12/31/2013	16.604126	15.939987	11,827.7414
01/01/2014 to 12/31/2014	15.939987	16.465491	15,122.3656
01/01/2015 to 12/31/2015	16.465491	16.199899	12,481.3016
01/01/2016 to 12/31/2016	16.199899	16.363004	7,403.7609
01/01/2017 to 12/31/2017	16.363004	16.644301	7,426.8682
01/01/2018 to 12/31/2018	16.644301	16.212935	5,119.4054
01/01/2019 to 12/31/2019	16.212935	17.396469	4,728.3632
01/01/2020 to 12/31/2020	17.396469	18.729711	4,384.1111
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	25.727692	23.001092	674,424.0632
01/01/2012 to 12/31/2012	23.001092	27.657611	587,637.2650
01/01/2013 to 12/31/2013	27.657611	35.055334	516,251.1168
01/01/2014 to 12/31/2014	35.055334	35.191175	461,932.2223
01/01/2015 to 12/31/2015	35.191175	36.924080	410,043.0226
01/01/2016 to 12/31/2016	36.924080	36.454184	374,830.7865
01/01/2017 to 12/31/2017	36.454184	47.027298	317,671.6742
01/01/2018 to 12/31/2018	47.027298	41.964731	290,709.6830
01/01/2019 to 12/31/2019	41.964731	55.700484	270,359.0874
01/01/2020 to 12/31/2020	55.700484	71.298992	234,393.8333

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.184689	23.153893	3,106.1905
01/01/2012 to 12/31/2012	23.153893	26.845287	2,652.4098
01/01/2013 to 12/31/2013	26.845287	33.789028	6,457.0444
01/01/2014 to 12/31/2014	33.789028	33.856755	2,218.5576
01/01/2015 to 12/31/2015	33.856755	33.307695	1,115.9789
01/01/2016 to 12/31/2016	33.307695	33.366588	999.0303
01/01/2017 to 12/31/2017	33.366588	41.218522	979.8815
01/01/2018 to 12/31/2018	41.218522	36.172854	1,002.0156
01/01/2019 to 12/31/2019	36.172854	46.678668	1,038.7021
01/01/2020 to 12/31/2020	46.678668	59.410437	294.2357
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	137.219804	128.883812	311,453.4775
01/01/2012 to 12/31/2012	128.883812	149.068839	282,016.4665
01/01/2013 to 12/31/2013	149.068839	190.293190	248,356.2688
01/01/2014 to 12/31/2014	190.293190	202.599093	215,988.0573
01/01/2015 to 12/31/2015	202.599093	212.418953	186,645.4735
01/01/2016 to 12/31/2016	212.418953	228.196167	172,040.0870
01/01/2017 to 12/31/2017	228.196167	287.264970	146,451.6469
01/01/2018 to 12/31/2018	287.264970	281.131050	124,374.5698
01/01/2019 to 12/31/2019	281.131050	360.727463	108,093.9015
01/01/2020 to 12/31/2020	360.727463	538.253875	87,954.1025
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	91.438317	88.078960	294,722.1646
01/01/2012 to 12/31/2012	88.078960	101.520096	266,098.5053
01/01/2013 to 12/31/2013	101.520096	132.979921	227,492.2933
01/01/2014 to 12/31/2014	132.979921	144.352950	196,385.3734
01/01/2015 to 12/31/2015	144.352950	143.696380	170,735.0755
01/01/2016 to 12/31/2016	143.696380	157.236175	153,324.5304
01/01/2017 to 12/31/2017	157.236175	188.819205	134,245.3542
01/01/2018 to 12/31/2018	188.819205	181.935396	116,399.1144
01/01/2019 to 12/31/2019	181.935396	225.168941	105,854.6523
01/01/2020 to 12/31/2020	225.168941	250.844584	100,805.8650
Brighthouse Funds Trust I
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.995902	15.178255	1,244,939.9329
01/01/2012 to 12/31/2012	15.178255	17.569665	1,102,051.2136
01/01/2013 to 12/31/2013	17.569665	22.832759	968,971.6880
01/01/2014 to 12/31/2014	22.832759	22.787306	837,799.4538
01/01/2015 to 12/31/2015	22.787306	21.149125	749,572.1141
01/01/2016 to 12/31/2016	21.149125	27.237071	575,692.0816
01/01/2017 to 12/31/2017	27.237071	29.852630	494,213.1408
01/01/2018 to 12/31/2018	29.852630	24.825945	375,608.0743
01/01/2019 to 12/31/2019	24.825945	31.368421	344,765.6946
01/01/2020 to 12/31/2020	31.368421	30.608401	348,600.5064
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	16.837367	17.834403	1,026,274.2803
01/01/2015 to 12/31/2015	17.834403	17.253471	890,873.6811
01/01/2016 to 12/31/2016	17.253471	17.076757	806,216.6540
01/01/2017 to 12/31/2017	17.076757	18.556771	771,725.5952
01/01/2018 to 12/31/2018	18.556771	16.631520	689,461.8584
01/01/2019 to 12/31/2019	16.631520	20.367245	589,570.9074
01/01/2020 to 12/31/2020	20.367245	18.980213	596,771.8088

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2011 to 12/31/2011	23.503631	24.427479	103,573.9531
01/01/2012 to 12/31/2012	24.427479	27.760631	70,714.6068
01/01/2013 to 12/31/2013	27.760631	27.797527	67,137.0668
01/01/2014 to 04/25/2014	27.797527	30.949743	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.012092	9.680265	1,192,582.7872
01/01/2012 to 12/31/2012	9.680265	11.256169	1,085,759.6272
01/01/2013 to 12/31/2013	11.256169	14.953317	962,441.7649
01/01/2014 to 12/31/2014	14.953317	16.038166	935,688.5139
01/01/2015 to 12/31/2015	16.038166	14.796666	840,913.9021
01/01/2016 to 12/31/2016	14.796666	17.029548	741,705.5725
01/01/2017 to 12/31/2017	17.029548	19.721220	668,233.3713
01/01/2018 to 12/31/2018	19.721220	16.996180	602,699.1783
01/01/2019 to 12/31/2019	16.996180	20.838028	557,183.7615
01/01/2020 to 12/31/2020	20.838028	20.341285	543,000.5945
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II) and before that Van Kampen Life Investment Trust - Van Kampen LIT Growth and Income Sub-Account (Class II)))

01/01/2011 to 12/31/2011	12.410878	11.902334	97,520.4161
01/01/2012 to 12/31/2012	11.902334	13.352627	78,396.8536
01/01/2013 to 12/31/2013	13.352627	17.525497	67,645.3775
01/01/2014 to 04/25/2014	17.525497	17.606815	0.0000
Invesco Comstock Sub-Account (Class B) (formerly Van Kampen Comstock Sub-Account (Class B) and before that Van Kampen Life Investment Trust - Van Kampen LIT Comstock Sub-Account (Class II))
01/01/2011 to 12/31/2011	8.826232	8.826232	0.0000
01/01/2012 to 12/31/2012	8.826232	8.826232	0.0000
01/01/2013 to 12/31/2013	8.826232	8.826232	0.0000
01/01/2014 to 12/31/2014	8.826232	8.826232	0.0000
01/01/2015 to 12/31/2015	8.826232	8.826232	0.0000
01/01/2016 to 12/31/2016	8.826232	8.826232	0.0000
01/01/2017 to 12/31/2017	8.826232	8.826232	0.0000
01/01/2018 to 12/31/2018	8.826232	8.826232	0.0000
01/01/2019 to 12/31/2019	8.826232	8.826232	0.0000
01/01/2020 to 12/31/2020	8.826232	8.826232	0.0000
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.434330	15.668891	12,118.1195
01/01/2012 to 12/31/2012	15.668891	18.627747	10,397.7366
01/01/2013 to 12/31/2013	18.627747	23.232852	94,258.0068
01/01/2014 to 12/31/2014	23.232852	23.283923	80,411.7985
01/01/2015 to 12/31/2015	23.283923	23.744793	70,329.8145
01/01/2016 to 12/31/2016	23.744793	23.351705	66,260.9207
01/01/2017 to 12/31/2017	23.351705	31.330803	59,539.9126
01/01/2018 to 12/31/2018	31.330803	26.697342	52,242.1289
01/01/2019 to 12/31/2019	26.697342	34.463879	46,328.5426
01/01/2020 to 12/31/2020	34.463879	43.140722	40,756.3109
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 04/29/2011	14.181769	15.796821	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.779215	12.587852	8,926.8540
01/01/2012 to 12/31/2012	12.587852	15.093237	7,024.3290
01/01/2013 to 04/26/2013	15.093237	16.020201	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.186300	14.739946	526,928.0550
01/01/2012 to 12/31/2012	14.739946	17.097538	456,433.6971
01/01/2013 to 12/31/2013	17.097538	23.515801	383,927.9575
01/01/2014 to 12/31/2014	23.515801	24.898496	333,448.2757
01/01/2015 to 12/31/2015	24.898496	24.012162	297,227.7940
01/01/2016 to 12/31/2016	24.012162	26.254298	239,682.4277
01/01/2017 to 12/31/2017	26.254298	32.287625	222,505.7058
01/01/2018 to 12/31/2018	32.287625	28.810437	225,189.4457
01/01/2019 to 12/31/2019	28.810437	35.168218	185,325.8942
01/01/2020 to 12/31/2020	35.168218	54.091408	150,381.6643
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.814584	12.102702	1,649,352.8241
01/01/2012 to 12/31/2012	12.102702	13.857650	1,527,719.5204
01/01/2013 to 12/31/2013	13.857650	16.215302	1,341,707.2310
01/01/2014 to 12/31/2014	16.215302	14.804391	1,226,589.4498
01/01/2015 to 12/31/2015	14.804391	14.268067	1,208,618.7345
01/01/2016 to 12/31/2016	14.268067	13.876982	1,120,559.8966
01/01/2017 to 12/31/2017	13.876982	17.450326	935,755.7719
01/01/2018 to 12/31/2018	17.450326	14.723856	869,112.6786
01/01/2019 to 12/31/2019	14.723856	18.537290	793,232.7635
01/01/2020 to 12/31/2020	18.537290	20.554915	742,194.6915
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	40.546846	44.145325	59,850.8473
01/01/2015 to 12/31/2015	44.145325	41.804699	49,592.4435
01/01/2016 to 12/31/2016	41.804699	47.604797	40,747.4747
01/01/2017 to 12/31/2017	47.604797	54.684620	35,192.4870
01/01/2018 to 12/31/2018	54.684620	48.787653	30,875.6831
01/01/2019 to 12/31/2019	48.787653	60.610461	27,417.4212
01/01/2020 to 12/31/2020	60.610461	61.250951	27,922.1416
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	29.944517	27.561428	113,866.1965
01/01/2012 to 12/31/2012	27.561428	31.090346	86,808.1365
01/01/2013 to 12/31/2013	31.090346	40.317742	79,541.0250
01/01/2014 to 04/25/2014	40.317742	40.489617	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.290848	9.631909	18,599.8032
01/01/2012 to 12/31/2012	9.631909	11.279927	11,622.6078
01/01/2013 to 12/31/2013	11.279927	12.743071	379,136.4704
01/01/2014 to 12/31/2014	12.743071	12.085188	343,570.5417
01/01/2015 to 12/31/2015	12.085188	11.600386	305,803.8439
01/01/2016 to 12/31/2016	11.600386	11.956952	277,893.3062
01/01/2017 to 12/31/2017	11.956952	15.826096	245,617.4345
01/01/2018 to 12/31/2018	15.826096	12.857227	232,982.1008
01/01/2019 to 12/31/2019	12.857227	16.703444	202,695.5032
01/01/2020 to 12/31/2020	16.703444	20.691877	185,763.9860

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	47.362468	49.450896	240,269.8858
01/01/2012 to 12/31/2012	49.450896	52.097700	235,627.7855
01/01/2013 to 12/31/2013	52.097700	50.650728	221,747.7576
01/01/2014 to 12/31/2014	50.650728	53.136852	220,651.2317
01/01/2015 to 12/31/2015	53.136852	52.366638	211,379.3464
01/01/2016 to 12/31/2016	52.366638	52.910460	203,239.7379
01/01/2017 to 12/31/2017	52.910460	53.965909	192,972.1853
01/01/2018 to 12/31/2018	53.965909	52.670583	178,432.2933
01/01/2019 to 12/31/2019	52.670583	56.673505	163,766.4559
01/01/2020 to 12/31/2020	56.673505	60.299217	158,357.1107
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.714227	13.146198	160,741.9580
01/01/2012 to 12/31/2012	13.146198	14.751255	115,771.2926
01/01/2013 to 12/31/2013	14.751255	19.426520	110,500.3341
01/01/2014 to 12/31/2014	19.426520	20.756896	89,236.8256
01/01/2015 to 12/31/2015	20.756896	21.645026	78,585.2393
01/01/2016 to 12/31/2016	21.645026	21.255766	80,860.5422
01/01/2017 to 12/31/2017	21.255766	27.933753	78,364.4049
01/01/2018 to 12/31/2018	27.933753	28.069506	67,595.0533
01/01/2019 to 12/31/2019	28.069506	36.589152	60,534.3672
01/01/2020 to 12/31/2020	36.589152	50.497392	48,703.1947
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.537125	12.301800	655,981.5732
01/01/2012 to 12/31/2012	12.301800	12.069008	796,108.5507
01/01/2013 to 12/31/2013	12.069008	11.841853	597,463.9603
01/01/2014 to 12/31/2014	11.841853	11.618974	542,818.3797
01/01/2015 to 12/31/2015	11.618974	11.400290	491,378.3144
01/01/2016 to 12/31/2016	11.400290	11.208160	492,706.1287
01/01/2017 to 12/31/2017	11.208160	11.079082	502,918.3241
01/01/2018 to 12/31/2018	11.079082	11.050612	393,343.0957
01/01/2019 to 12/31/2019	11.050612	11.058106	515,690.7244
01/01/2020 to 12/31/2020	11.058106	10.882154	423,804.4115
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	48.934346	49.732336	139,873.1687
01/01/2017 to 12/31/2017	49.732336	58.104527	123,768.2366
01/01/2018 to 12/31/2018	58.104527	56.954859	109,091.2757
01/01/2019 to 12/31/2019	56.954859	73.171981	90,611.4417
01/01/2020 to 12/31/2020	73.171981	79.882122	78,634.2387
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Fund Sub-Account)
01/01/2011 to 12/31/2011	17.372551	16.271069	56,608.0436
01/01/2012 to 12/31/2012	16.271069	17.653890	50,412.1902
01/01/2013 to 12/31/2013	17.653890	23.051162	45,404.2525
01/01/2014 to 12/31/2014	23.051162	25.140864	40,812.9471
01/01/2015 to 12/31/2015	25.140864	24.683270	35,946.2478
01/01/2016 to 04/29/2016	24.683270	24.804693	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2011 to 12/31/2011	14.965334	13.208478	8,901.0406
01/01/2012 to 12/31/2012	13.208478	14.593635	6,676.1252
01/01/2013 to 12/31/2013	14.593635	19.095720	5,875.7961
01/01/2014 to 12/31/2014	19.095720	20.676210	5,580.5257
01/01/2015 to 12/31/2015	20.676210	20.721556	4,762.1354
01/01/2016 to 12/31/2016	20.721556	21.766073	32,819.2457
01/01/2017 to 12/31/2017	21.766073	25.374851	33,377.3783
01/01/2018 to 12/31/2018	25.374851	24.806735	41,224.7211
01/01/2019 to 12/31/2019	24.806735	31.798707	43,176.7492
01/01/2020 to 12/31/2020	31.798707	34.621665	38,710.5824
Davis Venture Value Sub-Account (Class B) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.211128	14.999464	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.791672	11.595850	1,169,936.9893
01/01/2012 to 12/31/2012	11.595850	13.146384	2,050,566.0165
01/01/2013 to 12/31/2013	13.146384	17.637135	1,690,461.6550
01/01/2014 to 12/31/2014	17.637135	18.818245	1,509,597.1111
01/01/2015 to 12/31/2015	18.818245	20.410115	1,317,929.3919
01/01/2016 to 12/31/2016	20.410115	19.999994	1,069,629.1041
01/01/2017 to 12/31/2017	19.999994	26.883713	896,514.9236
01/01/2018 to 12/31/2018	26.883713	26.404917	823,989.6027
01/01/2019 to 12/31/2019	26.404917	34.326851	709,858.7828
01/01/2020 to 12/31/2020	34.326851	52.667003	588,076.8548
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.007296	7.748428	1,493,748.8321
01/01/2012 to 04/27/2012	7.748428	8.702779	0.0000
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	16.937177	15.580410	69,590.4522
01/01/2012 to 12/31/2012	15.580410	17.677460	69,876.5855
01/01/2013 to 04/26/2013	17.677460	19.440154	0.0000
MFS ® Value Sub-Account (Class A) (formerly Met Investors Series Trust - MFS® Value Sub-Account)
01/01/2011 to 12/31/2011	14.071421	13.924754	580,189.4770
01/01/2012 to 12/31/2012	13.924754	15.936101	515,004.2257
01/01/2013 to 12/31/2013	15.936101	21.223453	585,796.8614
01/01/2014 to 12/31/2014	21.223453	23.074836	532,666.4717
01/01/2015 to 12/31/2015	23.074836	22.606336	504,998.6646
01/01/2016 to 12/31/2016	22.606336	25.372952	462,102.5876
01/01/2017 to 12/31/2017	25.372952	29.378750	407,603.1322
01/01/2018 to 12/31/2018	29.378750	25.924949	367,850.3906
01/01/2019 to 12/31/2019	25.924949	33.101701	335,659.3610
01/01/2020 to 12/31/2020	33.101701	33.762888	324,036.0552
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.825335	23.429616	542,020.0220
01/01/2014 to 12/31/2014	23.429616	22.919543	456,657.6720
01/01/2015 to 12/31/2015	22.919543	22.573626	414,021.5132
01/01/2016 to 12/31/2016	22.573626	26.222946	356,517.7867
01/01/2017 to 12/31/2017	26.222946	29.716043	313,630.8776
01/01/2018 to 12/31/2018	29.716043	27.116996	277,254.7624
01/01/2019 to 12/31/2019	27.116996	34.430754	253,865.6901
01/01/2020 to 12/31/2020	34.430754	42.145206	228,642.9088

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.886019	13.835741	797,356.2318
01/01/2012 to 12/31/2012	13.835741	14.291465	721,954.0860
01/01/2013 to 04/26/2013	14.291465	15.471275	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	31.926230	30.908300	862.9776
01/01/2012 to 12/31/2012	30.908300	35.986557	1,841.1004
01/01/2013 to 12/31/2013	35.986557	48.998491	116,037.6148
01/01/2014 to 12/31/2014	48.998491	52.319497	114,965.4750
01/01/2015 to 12/31/2015	52.319497	56.731474	108,232.0525
01/01/2016 to 12/31/2016	56.731474	56.516415	93,704.6880
01/01/2017 to 12/31/2017	56.516415	74.020768	95,617.1924
01/01/2018 to 12/31/2018	74.020768	71.781667	96,837.2502
01/01/2019 to 12/31/2019	71.781667	91.975591	80,529.3663
01/01/2020 to 12/31/2020	91.975591	123.306308	70,737.3301
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	28.351097	29.337702	65,066.4058
01/01/2017 to 12/31/2017	29.337702	31.155406	58,882.6485
01/01/2018 to 12/31/2018	31.155406	29.405110	51,617.8357
01/01/2019 to 12/31/2019	29.405110	33.031583	47,673.0059
01/01/2020 to 12/31/2020	33.031583	34.649471	42,380.1651
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A) and before that Travelers Series Trust - Convertible Securities Sub-Account))

01/01/2011 to 12/31/2011	22.306076	22.943537	432.6526
01/01/2012 to 12/31/2012	22.943537	25.479238	415.6400
01/01/2013 to 12/31/2013	25.479238	27.041835	421.2950
01/01/2014 to 12/31/2014	27.041835	27.891506	410.6862
01/01/2015 to 12/31/2015	27.891506	26.853470	195.8473
01/01/2016 to 04/29/2016	26.853470	27.636621	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Strategic Income Sub-Account)

01/01/2011 to 12/31/2011	23.771560	24.171770	134,812.3443
01/01/2012 to 12/31/2012	24.171770	26.471371	104,367.2208
01/01/2013 to 12/31/2013	26.471371	26.374371	124,853.6653
01/01/2014 to 12/31/2014	26.374371	27.064166	108,713.9158
01/01/2015 to 12/31/2015	27.064166	26.210724	84,622.7021
01/01/2016 to 04/29/2016	26.210724	26.840582	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.027078	16.554340	212,384.0655
01/01/2012 to 12/31/2012	16.554340	16.736131	147,056.0759
01/01/2013 to 12/31/2013	16.736131	16.272485	146,200.7119
01/01/2014 to 12/31/2014	16.272485	16.373384	113,942.0727
01/01/2015 to 12/31/2015	16.373384	16.114547	99,369.4345
01/01/2016 to 12/31/2016	16.114547	15.972741	87,098.3015
01/01/2017 to 12/31/2017	15.972741	15.935612	76,123.6821
01/01/2018 to 12/31/2018	15.935612	15.743126	71,880.8888
01/01/2019 to 12/31/2019	15.743126	16.339673	69,074.6786
01/01/2020 to 12/31/2020	16.339673	16.818769	77,097.7022

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity ® Variable Insurance Products
Mid Cap Sub-Account (Service Class 2)
01/01/2011 to 12/31/2011	40.360787	35.304468	40,812.8423
01/01/2012 to 12/31/2012	35.304468	39.680695	33,773.7312
01/01/2013 to 12/31/2013	39.680695	52.899844	28,489.1771
01/01/2014 to 12/31/2014	52.899844	55.034868	20,896.0386
01/01/2015 to 12/31/2015	55.034868	53.119452	17,356.8037
01/01/2016 to 12/31/2016	53.119452	58.334088	15,574.2847
01/01/2017 to 12/31/2017	58.334088	68.994753	13,962.4765
01/01/2018 to 12/31/2018	68.994753	57.689130	10,659.7419
01/01/2019 to 12/31/2019	57.689130	69.719768	9,339.1594
01/01/2020 to 12/31/2020	69.719768	80.626130	8,461.1405
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	42.716930	42.914054	54,119.0331
01/01/2012 to 12/31/2012	42.914054	47.429326	39,288.9412
01/01/2013 to 12/31/2013	47.429326	53.024685	34,087.8250
01/01/2014 to 12/31/2014	53.024685	54.428173	29,113.8012
01/01/2015 to 12/31/2015	54.428173	49.636312	23,286.2883
01/01/2016 to 12/31/2016	49.636312	55.531984	20,945.2194
01/01/2017 to 12/31/2017	55.531984	59.760698	18,144.6552
01/01/2018 to 12/31/2018	59.760698	56.106241	16,148.1020
01/01/2019 to 12/31/2019	56.106241	63.890842	15,903.2914
01/01/2020 to 12/31/2020	63.890842	63.119871	16,162.6787
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	19.065259	18.512191	101,717.8247
01/01/2012 to 12/31/2012	18.512191	20.749021	61,552.4210
01/01/2013 to 12/31/2013	20.749021	26.112296	47,960.7713
01/01/2014 to 12/31/2014	26.112296	27.445580	42,226.0405
01/01/2015 to 12/31/2015	27.445580	25.599557	33,396.2091
01/01/2016 to 12/31/2016	25.599557	29.151233	28,889.9760
01/01/2017 to 12/31/2017	29.151233	30.991916	26,028.6149
01/01/2018 to 12/31/2018	30.991916	27.648567	23,521.8471
01/01/2019 to 12/31/2019	27.648567	33.251754	20,243.6404
01/01/2020 to 12/31/2020	33.251754	30.978516	21,837.8799
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.605874	12.674697	692,638.7594
01/01/2012 to 12/31/2012	12.674697	14.763175	558,492.7944
01/01/2013 to 12/31/2013	14.763175	21.406789	485,164.1014
01/01/2014 to 12/31/2014	21.406789	25.287637	384,923.1084
01/01/2015 to 12/31/2015	25.287637	24.381026	313,109.1358
01/01/2016 to 12/31/2016	24.381026	24.209892	272,739.8589
01/01/2017 to 12/31/2017	24.209892	27.625461	238,002.4971
01/01/2018 to 12/31/2018	27.625461	24.840841	215,705.6927
01/01/2019 to 12/31/2019	24.840841	30.484490	201,598.7250
01/01/2020 to 12/31/2020	30.484490	35.298432	187,876.5191

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	29.011492	29.207889	157,966.6898
01/01/2012 to 12/31/2012	29.207889	33.225792	134,079.4810
01/01/2013 to 12/31/2013	33.225792	42.381163	138,155.2970
01/01/2014 to 12/31/2014	42.381163	46.154871	122,760.2888
01/01/2015 to 12/31/2015	46.154871	46.010724	120,883.7726
01/01/2016 to 12/31/2016	46.010724	49.554998	102,572.2343
01/01/2017 to 12/31/2017	49.554998	58.129283	94,955.7373
01/01/2018 to 12/31/2018	58.129283	56.036057	84,869.2747
01/01/2019 to 12/31/2019	56.036057	71.402693	73,871.5053
01/01/2020 to 12/31/2020	71.402693	80.406563	65,785.8186
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
01/01/2011 to 12/31/2011	10.285622	10.889373	295,307.1966
01/01/2012 to 12/31/2012	10.889373	12.201042	184,373.0572
01/01/2013 to 12/31/2013	12.201042	15.077007	169,786.1177
01/01/2014 to 12/31/2014	15.077007	16.806938	144,187.4989
01/01/2015 to 12/31/2015	16.806938	15.781155	127,911.9235
01/01/2016 to 12/31/2016	15.781155	17.805084	101,783.5126
01/01/2017 to 12/31/2017	17.805084	20.820996	92,153.8140
01/01/2018 to 12/31/2018	20.820996	19.434625	79,535.5935
01/01/2019 to 12/31/2019	19.434625	25.092765	69,943.2580
01/01/2020 to 12/31/2020	25.092765	26.507678	62,693.3517
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	8.961654	9.726443	0.0000
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2011 to 12/31/2011	12.378389	13.082432	70,981.3830
01/01/2012 to 12/31/2012	13.082432	14.641750	55,256.6697
01/01/2013 to 12/31/2013	14.641750	18.055953	47,040.0156
01/01/2014 to 12/31/2014	18.055953	20.104790	42,414.7644
01/01/2015 to 12/31/2015	20.104790	18.850745	27,797.3019
01/01/2016 to 12/31/2016	18.850745	21.229699	23,314.3978
01/01/2017 to 12/31/2017	21.229699	24.791462	22,315.7998
01/01/2018 to 12/31/2018	24.791462	23.107056	25,682.7652
01/01/2019 to 12/31/2019	23.107056	29.794077	24,081.9200
01/01/2020 to 12/31/2020	29.794077	31.422667	24,101.5536
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.990464	12.663535	94,074.1478
01/01/2012 to 12/31/2012	12.663535	14.951993	64,058.4434
01/01/2013 to 12/31/2013	14.951993	20.224450	54,475.3276
01/01/2014 to 12/31/2014	20.224450	22.620186	40,607.9795
01/01/2015 to 12/31/2015	22.620186	24.367644	35,043.5782
01/01/2016 to 12/31/2016	24.367644	25.676841	31,246.4766
01/01/2017 to 12/31/2017	25.676841	31.686590	26,871.1308
01/01/2018 to 12/31/2018	31.686590	31.091820	22,264.8994
01/01/2019 to 12/31/2019	31.091820	40.318148	21,239.6874
01/01/2020 to 12/31/2020	40.318148	51.716560	18,072.7733

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.778564	14.189365	42,986.4967
01/01/2012 to 12/31/2012	14.189365	16.218621	37,711.8924
01/01/2013 to 12/31/2013	16.218621	21.064666	38,951.2439
01/01/2014 to 12/31/2014	21.064666	23.088152	48,481.0261
01/01/2015 to 12/31/2015	23.088152	22.003899	49,357.4676
01/01/2016 to 12/31/2016	22.003899	24.396672	48,868.1107
01/01/2017 to 12/31/2017	24.396672	27.490434	40,031.8997
01/01/2018 to 12/31/2018	27.490434	24.576668	39,548.7986
01/01/2019 to 12/31/2019	24.576668	31.079057	30,980.3968
01/01/2020 to 12/31/2020	31.079057	32.092646	27,271.0525
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.100105	14.027092	180,727.1022
01/01/2012 to 12/31/2012	14.027092	16.435373	202,209.2516
01/01/2013 to 12/31/2013	16.435373	23.713750	222,812.3085
01/01/2014 to 12/31/2014	23.713750	24.216298	189,081.9659
01/01/2015 to 12/31/2015	24.216298	22.720848	160,931.0304
01/01/2016 to 12/31/2016	22.720848	23.586858	139,417.6467
01/01/2017 to 12/31/2017	23.586858	28.760470	109,627.7820
01/01/2018 to 12/31/2018	28.760470	29.185516	92,438.2789
01/01/2019 to 12/31/2019	29.185516	36.331787	86,236.8577
01/01/2020 to 12/31/2020	36.331787	51.068265	77,693.9092
QS Variable Conservative Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	16.048064	15.931270	26,189.7137
01/01/2012 to 12/31/2012	15.931270	17.676708	24,136.6394
01/01/2013 to 12/31/2013	17.676708	20.003653	21,690.0994
01/01/2014 to 12/31/2014	20.003653	20.590283	20,021.5610
01/01/2015 to 12/31/2015	20.590283	19.963244	19,978.4372
01/01/2016 to 12/31/2016	19.963244	21.043063	19,843.1448
01/01/2017 to 12/31/2017	21.043063	23.445836	19,083.0435
01/01/2018 to 12/31/2018	23.445836	21.990151	15,030.0466
01/01/2019 to 12/31/2019	21.990151	25.323109	15,095.2395
01/01/2020 to 12/31/2020	25.323109	27.569331	14,203.6619
QS Variable Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.407618	12.851943	25,632.8027
01/01/2012 to 12/31/2012	12.851943	14.612233	18,871.7877
01/01/2013 to 12/31/2013	14.612233	18.136491	18,314.5006
01/01/2014 to 12/31/2014	18.136491	18.629064	15,044.4403
01/01/2015 to 12/31/2015	18.629064	17.870118	10,092.6300
01/01/2016 to 12/31/2016	17.870118	19.023850	8,601.5561
01/01/2017 to 12/31/2017	19.023850	22.276025	3,575.1993
01/01/2018 to 12/31/2018	22.276025	20.096409	2,783.2912
01/01/2019 to 12/31/2019	20.096409	24.170131	2,779.3574
01/01/2020 to 12/31/2020	24.170131	26.378677	2,589.3701

APPENDIX A
Condensed Financial Information (continued)
1.90% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
QS Variable Moderate Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.812403	13.473826	1,248.6965
01/01/2012 to 12/31/2012	13.473826	15.148897	568.1400
01/01/2013 to 12/31/2013	15.148897	18.107415	556.3731
01/01/2014 to 12/31/2014	18.107415	18.638143	2,456.8605
01/01/2015 to 12/31/2015	18.638143	17.960426	2,449.7588
01/01/2016 to 12/31/2016	17.960426	19.031180	2,425.3604
01/01/2017 to 12/31/2017	19.031180	21.797774	2,420.0236
01/01/2018 to 12/31/2018	21.797774	20.042840	2,423.3780
01/01/2019 to 12/31/2019	20.042840	23.683103	2,443.0617
01/01/2020 to 12/31/2020	23.683103	25.809042	1,876.0386
Legg Mason Partners Variable Income Trust
Legg Mason Western Asset Variable Adjustable Rate Income Sub-Account
01/01/2011 to 04/29/2011	9.643447	9.519267	0.0000
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.347337	18.311099	185,836.2569
01/01/2012 to 12/31/2012	18.311099	21.257309	159,282.6649
01/01/2013 to 12/31/2013	21.257309	22.164985	162,633.4127
01/01/2014 to 12/31/2014	22.164985	21.497170	157,746.4400
01/01/2015 to 12/31/2015	21.497170	19.860825	143,751.9819
01/01/2016 to 12/31/2016	19.860825	22.528057	120,993.2576
01/01/2017 to 12/31/2017	22.528057	24.017700	109,224.4297
01/01/2018 to 12/31/2018	24.017700	22.639172	101,429.4852
01/01/2019 to 12/31/2019	22.639172	25.408605	87,683.5096
01/01/2020 to 12/31/2020	25.408605	26.753041	83,885.5597
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2011 to 12/31/2011	29.036992	26.827281	24,204.5813
01/01/2012 to 12/31/2012	26.827281	29.169145	15,956.9552
01/01/2013 to 12/31/2013	29.169145	37.994374	14,049.9690
01/01/2014 to 12/31/2014	37.994374	42.796319	12,080.1950
01/01/2015 to 12/31/2015	42.796319	39.322763	8,934.0320
01/01/2016 to 12/31/2016	39.322763	44.844908	8,107.3044
01/01/2017 to 12/31/2017	44.844908	49.665954	6,489.2384
01/01/2018 to 12/31/2018	49.665954	39.226308	5,836.8284
01/01/2019 to 12/31/2019	39.226308	49.297282	4,829.8291
01/01/2020 to 12/31/2020	49.297282	49.271875	4,978.2079
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Sub-Account
01/01/2011 to 12/31/2011	27.812306	27.284792	1,883.2393
01/01/2012 to 12/31/2012	27.284792	29.636412	355.6613
01/01/2013 to 12/31/2013	29.636412	34.518467	299.1095
01/01/2014 to 12/31/2014	34.518467	37.020047	576.9600
01/01/2015 to 12/31/2015	37.020047	35.700324	506.0463
01/01/2016 to 12/31/2016	35.700324	37.212510	436.2962
01/01/2017 to 12/31/2017	37.212510	42.628726	409.4503
01/01/2018 to 12/31/2018	42.628726	41.428465	981.9009
01/01/2019 to 12/31/2019	41.428465	51.503335	978.5145
01/01/2020 to 12/31/2020	51.503335	62.120146	969.6762

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Sub-Account (Series II) (formerly Invesco V.I. Van Kampen Equity and Income Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - Van Kampen UIF Equity and Income Sub-Account (Class II))

01/01/2011 to 12/31/2011	15.447100	15.019789	7,490,541.4534
01/01/2012 to 12/31/2012	15.019789	16.627859	8,304,456.5151
01/01/2013 to 12/31/2013	16.627859	20.456736	8,711,607.1597
01/01/2014 to 12/31/2014	20.456736	21.918933	8,637,016.2608
01/01/2015 to 12/31/2015	21.918933	21.034353	8,338,696.9885
01/01/2016 to 12/31/2016	21.034353	23.795311	7,924,322.1607
01/01/2017 to 12/31/2017	23.795311	25.969047	7,473,895.5989
01/01/2018 to 12/31/2018	25.969047	23.091807	6,889,070.2273
01/01/2019 to 12/31/2019	23.091807	27.299797	6,187,804.4325
01/01/2020 to 12/31/2020	27.299797	29.487413	5,789,229.7838
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2011 to 12/31/2011	16.294392	17.032201	1,651,499.5613
01/01/2012 to 12/31/2012	17.032201	17.678853	1,907,512.1162
01/01/2013 to 12/31/2013	17.678853	17.039755	2,146,729.8411
01/01/2014 to 12/31/2014	17.039755	17.672051	2,137,353.8632
01/01/2015 to 12/31/2015	17.672051	17.456686	2,086,127.8698
01/01/2016 to 12/31/2016	17.456686	17.703108	1,936,751.5526
01/01/2017 to 12/31/2017	17.703108	18.079407	1,919,357.5518
01/01/2018 to 12/31/2018	18.079407	17.681819	1,743,265.7435
01/01/2019 to 12/31/2019	17.681819	19.048600	1,552,970.6461
01/01/2020 to 12/31/2020	19.048600	20.590850	1,432,686.0818
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.174697	24.391985	1,624,466.3872
01/01/2012 to 12/31/2012	24.391985	29.448187	1,870,908.3383
01/01/2013 to 12/31/2013	29.448187	37.474334	1,926,226.3822
01/01/2014 to 12/31/2014	37.474334	37.770339	1,873,230.6740
01/01/2015 to 12/31/2015	37.770339	39.789091	1,700,149.5506
01/01/2016 to 12/31/2016	39.789091	39.440143	1,638,388.3265
01/01/2017 to 12/31/2017	39.440143	51.082435	1,429,247.7715
01/01/2018 to 12/31/2018	51.082435	45.767176	1,323,203.9963
01/01/2019 to 12/31/2019	45.767176	60.990877	1,139,318.3803
01/01/2020 to 12/31/2020	60.990877	78.384525	952,800.8837
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.703147	24.456125	726,668.6583
01/01/2012 to 12/31/2012	24.456125	28.469336	851,258.5751
01/01/2013 to 12/31/2013	28.469336	35.976639	854,253.5686
01/01/2014 to 12/31/2014	35.976639	36.193280	853,547.7556
01/01/2015 to 12/31/2015	36.193280	35.749125	805,290.9430
01/01/2016 to 12/31/2016	35.749125	35.955856	777,459.9183
01/01/2017 to 12/31/2017	35.955856	44.594471	699,860.8085
01/01/2018 to 12/31/2018	44.594471	39.293424	632,187.6088
01/01/2019 to 12/31/2019	39.293424	50.908702	541,528.3648
01/01/2020 to 12/31/2020	50.908702	65.054526	469,797.1154

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	152.815675	144.106404	848,626.8310
01/01/2012 to 12/31/2012	144.106404	167.346709	930,394.1179
01/01/2013 to 12/31/2013	167.346709	214.481339	919,156.5445
01/01/2014 to 12/31/2014	214.481339	229.266658	845,538.3144
01/01/2015 to 12/31/2015	229.266658	241.342519	744,097.5190
01/01/2016 to 12/31/2016	241.342519	260.306750	671,514.7559
01/01/2017 to 12/31/2017	260.306750	328.995885	575,207.1775
01/01/2018 to 12/31/2018	328.995885	323.268930	479,161.5436
01/01/2019 to 12/31/2019	323.268930	416.457672	407,582.4244
01/01/2020 to 12/31/2020	416.457672	623.904546	310,173.3418
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	101.829179	98.480424	504,589.5690
01/01/2012 to 12/31/2012	98.480424	113.965999	532,773.5138
01/01/2013 to 12/31/2013	113.965999	149.880499	522,232.5149
01/01/2014 to 12/31/2014	149.880499	163.350958	490,277.9046
01/01/2015 to 12/31/2015	163.350958	163.259796	464,243.8955
01/01/2016 to 12/31/2016	163.259796	179.358671	434,000.0384
01/01/2017 to 12/31/2017	179.358671	216.245449	387,734.1861
01/01/2018 to 12/31/2018	216.245449	209.201819	337,233.9249
01/01/2019 to 12/31/2019	209.201819	259.952127	294,891.4016
01/01/2020 to 12/31/2020	259.952127	290.757864	268,463.7573
Brighthouse Funds Trust I
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.613554	15.792798	916,113.9580
01/01/2012 to 12/31/2012	15.792798	18.354655	769,354.2937
01/01/2013 to 12/31/2013	18.354655	23.948419	692,956.4398
01/01/2014 to 12/31/2014	23.948419	23.996560	612,629.8606
01/01/2015 to 12/31/2015	23.996560	22.360751	545,752.6454
01/01/2016 to 12/31/2016	22.360751	28.912816	467,686.9697
01/01/2017 to 12/31/2017	28.912816	31.815907	424,246.0048
01/01/2018 to 12/31/2018	31.815907	26.565372	363,298.8706
01/01/2019 to 12/31/2019	26.565372	33.700705	330,079.2758
01/01/2020 to 12/31/2020	33.700705	33.016365	336,323.4826
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.524570	18.612590	2,462,248.0313
01/01/2015 to 12/31/2015	18.612590	18.078496	2,263,389.6494
01/01/2016 to 12/31/2016	18.078496	17.964995	2,088,879.1488
01/01/2017 to 12/31/2017	17.964995	19.599985	2,045,414.7928
01/01/2018 to 12/31/2018	19.599985	17.637343	1,891,765.8198
01/01/2019 to 12/31/2019	17.637343	21.685526	1,614,114.5381
01/01/2020 to 12/31/2020	21.685526	20.290007	1,648,912.9213
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2011 to 12/31/2011	24.427670	25.489341	768,548.9176
01/01/2012 to 12/31/2012	25.489341	29.084038	821,608.1489
01/01/2013 to 12/31/2013	29.084038	29.239437	897,618.8314
01/01/2014 to 04/25/2014	29.239437	32.596168	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	3,869,390.2064
01/01/2012 to 12/31/2012	9.942277	11.607402	3,894,963.3888
01/01/2013 to 12/31/2013	11.607402	15.481667	4,014,908.3476
01/01/2014 to 12/31/2014	15.481667	16.671405	10,442,672.8652
01/01/2015 to 12/31/2015	16.671405	15.442562	10,071,740.8040
01/01/2016 to 12/31/2016	15.442562	17.844135	9,326,322.7030
01/01/2017 to 12/31/2017	17.844135	20.747096	8,456,342.5612
01/01/2018 to 12/31/2018	20.747096	17.952416	7,540,752.4283
01/01/2019 to 12/31/2019	17.952416	22.098580	6,845,412.9087
01/01/2020 to 12/31/2020	22.098580	21.658531	7,040,234.4369
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II) and before that Van Kampen Life Investment Trust - Van Kampen LIT Growth and Income Sub-Account (Class II)))

01/01/2011 to 12/31/2011	12.932462	12.452165	4,762,442.6179
01/01/2012 to 12/31/2012	12.452165	14.025729	5,611,790.8612
01/01/2013 to 12/31/2013	14.025729	18.482676	5,786,796.4606
01/01/2014 to 04/25/2014	18.482676	18.591862	0.0000
Invesco Comstock Sub-Account (Class B) (formerly Van Kampen Comstock Sub-Account (Class B) and before that Van Kampen Life Investment Trust - Van Kampen LIT Comstock Sub-Account (Class II))
01/01/2011 to 12/31/2011	9.136104	9.136104	0.0000
01/01/2012 to 12/31/2012	9.136104	9.136104	0.0000
01/01/2013 to 12/31/2013	9.136104	9.136104	0.0000
01/01/2014 to 12/31/2014	9.136104	9.136104	0.0000
01/01/2015 to 12/31/2015	9.136104	9.136104	0.0000
01/01/2016 to 12/31/2016	9.136104	9.136104	0.0000
01/01/2017 to 12/31/2017	9.136104	9.136104	0.0000
01/01/2018 to 12/31/2018	9.136104	9.136104	0.0000
01/01/2019 to 12/31/2019	9.136104	9.136104	0.0000
01/01/2020 to 12/31/2020	9.136104	9.136104	0.0000
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.426604	16.626982	140,264.7059
01/01/2012 to 12/31/2012	16.626982	19.846361	121,723.2208
01/01/2013 to 12/31/2013	19.846361	24.851865	842,910.9411
01/01/2014 to 12/31/2014	24.851865	25.006332	775,578.8811
01/01/2015 to 12/31/2015	25.006332	25.603522	660,856.7246
01/01/2016 to 12/31/2016	25.603522	25.280600	615,405.5726
01/01/2017 to 12/31/2017	25.280600	34.054209	510,760.6529
01/01/2018 to 12/31/2018	34.054209	29.135067	455,084.6415
01/01/2019 to 12/31/2019	29.135067	37.761454	385,946.4307
01/01/2020 to 12/31/2020	37.761454	47.458424	322,045.6219
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 04/29/2011	14.622522	16.309009	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.241746	13.062475	702,783.3076
01/01/2012 to 12/31/2012	13.062475	15.725398	782,697.7006
01/01/2013 to 04/26/2013	15.725398	16.712427	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.782371	15.379785	1,022,953.0961
01/01/2012 to 12/31/2012	15.379785	17.911571	1,116,176.2466
01/01/2013 to 12/31/2013	17.911571	24.734051	1,132,081.2091
01/01/2014 to 12/31/2014	24.734051	26.293351	1,096,516.4814
01/01/2015 to 12/31/2015	26.293351	25.459025	1,138,086.9728
01/01/2016 to 12/31/2016	25.459025	27.947803	1,129,583.2454
01/01/2017 to 12/31/2017	27.947803	34.507567	1,027,815.8309
01/01/2018 to 12/31/2018	34.507567	30.915524	937,032.8154
01/01/2019 to 12/31/2019	30.915524	37.889106	894,189.4694
01/01/2020 to 12/31/2020	37.889106	58.510291	765,862.5785
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	1,432,480.6677
01/01/2012 to 12/31/2012	12.663042	14.557637	1,455,475.4558
01/01/2013 to 12/31/2013	14.557637	17.102618	1,409,196.6028
01/01/2014 to 12/31/2014	17.102618	15.677116	1,391,178.8766
01/01/2015 to 12/31/2015	15.677116	15.169757	1,334,744.0749
01/01/2016 to 12/31/2016	15.169757	14.813093	1,299,387.2582
01/01/2017 to 12/31/2017	14.813093	18.701869	1,180,957.5577
01/01/2018 to 12/31/2018	18.701869	15.843512	1,063,347.9778
01/01/2019 to 12/31/2019	15.843512	20.026848	949,714.6448
01/01/2020 to 12/31/2020	20.026848	22.295847	874,064.8093
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	43.995216	48.029516	814,674.9166
01/01/2015 to 12/31/2015	48.029516	45.665286	773,207.7688
01/01/2016 to 12/31/2016	45.665286	52.209358	691,926.8582
01/01/2017 to 12/31/2017	52.209358	60.213534	634,242.2031
01/01/2018 to 12/31/2018	60.213534	53.936990	570,051.6905
01/01/2019 to 12/31/2019	53.936990	67.276117	503,329.9265
01/01/2020 to 12/31/2020	67.276117	68.260355	487,333.2817
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	32.061790	29.628299	939,662.3568
01/01/2012 to 12/31/2012	29.628299	33.556473	896,966.1452
01/01/2013 to 12/31/2013	33.556473	43.690070	859,004.8650
01/01/2014 to 04/25/2014	43.690070	43.931678	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.297778	10.462743	66,481.5676
01/01/2012 to 12/31/2012	10.462743	12.302257	45,320.0641
01/01/2013 to 12/31/2013	12.302257	13.953689	598,006.4459
01/01/2014 to 12/31/2014	13.953689	13.286366	589,341.3089
01/01/2015 to 12/31/2015	13.286366	12.804516	557,625.2440
01/01/2016 to 12/31/2016	12.804516	13.250976	515,432.8091
01/01/2017 to 12/31/2017	13.250976	17.608874	422,854.4909
01/01/2018 to 12/31/2018	17.608874	14.363292	411,483.0984
01/01/2019 to 12/31/2019	14.363292	18.734797	356,897.9637
01/01/2020 to 12/31/2020	18.734797	23.301535	330,427.3476

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	52.840839	55.391269	953.3229
01/01/2012 to 12/31/2012	55.391269	58.591105	931.7030
01/01/2013 to 12/31/2013	58.591105	57.192111	831.7030
01/01/2014 to 12/31/2014	57.192111	60.239722	602.9787
01/01/2015 to 12/31/2015	60.239722	59.604494	254.9723
01/01/2016 to 12/31/2016	59.604494	60.464815	195.0258
01/01/2017 to 12/31/2017	60.464815	61.917406	178.3160
01/01/2018 to 12/31/2018	61.917406	60.674759	182.0658
01/01/2019 to 12/31/2019	60.674759	65.547575	77.5292
01/01/2020 to 12/31/2020	65.547575	70.021196	76.3122
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.583393	13.978448	46,824.6923
01/01/2012 to 12/31/2012	13.978448	15.748288	36,491.0906
01/01/2013 to 12/31/2013	15.748288	20.822627	37,607.4297
01/01/2014 to 12/31/2014	20.822627	22.337788	34,090.0965
01/01/2015 to 12/31/2015	22.337788	23.386926	30,017.2891
01/01/2016 to 12/31/2016	23.386926	23.058379	27,515.8790
01/01/2017 to 12/31/2017	23.058379	30.423677	24,221.5408
01/01/2018 to 12/31/2018	30.423677	30.694790	20,047.9421
01/01/2019 to 12/31/2019	30.694790	40.171592	19,025.6579
01/01/2020 to 12/31/2020	40.171592	55.664198	19,577.1396
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	13.395302	13.196406	1,224,035.3301
01/01/2012 to 12/31/2012	13.196406	12.998860	1,153,558.0897
01/01/2013 to 12/31/2013	12.998860	12.805324	957,867.7806
01/01/2014 to 12/31/2014	12.805324	12.614669	747,211.5851
01/01/2015 to 12/31/2015	12.614669	12.426853	649,787.2812
01/01/2016 to 12/31/2016	12.426853	12.266390	543,145.4733
01/01/2017 to 12/31/2017	12.266390	12.173591	474,874.5971
01/01/2018 to 12/31/2018	12.173591	12.191243	394,114.8966
01/01/2019 to 12/31/2019	12.191243	12.248406	346,132.7072
01/01/2020 to 12/31/2020	12.248406	12.101962	318,602.2671
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	53.331925	54.345523	1,251,904.1260
01/01/2017 to 12/31/2017	54.345523	63.747908	1,171,016.2432
01/01/2018 to 12/31/2018	63.747908	62.738507	1,001,442.4274
01/01/2019 to 12/31/2019	62.738507	80.925378	818,734.2670
01/01/2020 to 12/31/2020	80.925378	88.701660	750,046.7868
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Fund Sub-Account)
01/01/2011 to 12/31/2011	18.588559	17.479626	2,417,545.9157
01/01/2012 to 12/31/2012	17.479626	19.041558	3,075,981.8233
01/01/2013 to 12/31/2013	19.041558	24.962646	3,096,551.8472
01/01/2014 to 12/31/2014	24.962646	27.334738	2,820,701.5516
01/01/2015 to 12/31/2015	27.334738	26.944786	2,606,666.7582
01/01/2016 to 04/29/2016	26.944786	27.112978	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2011 to 12/31/2011	15.488492	13.706576	19,138.0731
01/01/2012 to 12/31/2012	13.706576	15.204967	16,296.8619
01/01/2013 to 12/31/2013	15.204967	19.975312	15,229.3192
01/01/2014 to 12/31/2014	19.975312	21.715282	11,618.9618
01/01/2015 to 12/31/2015	21.715282	21.850125	10,160.1489
01/01/2016 to 12/31/2016	21.850125	23.043498	548,606.4010
01/01/2017 to 12/31/2017	23.043498	26.971363	594,373.8053
01/01/2018 to 12/31/2018	26.971363	26.473809	577,485.4758
01/01/2019 to 12/31/2019	26.473809	34.071627	577,112.1867
01/01/2020 to 12/31/2020	34.071627	37.245484	550,457.7413
Davis Venture Value Sub-Account (Class B) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.688265	15.523304	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	919,636.0423
01/01/2012 to 12/31/2012	12.065387	13.733793	1,922,764.7277
01/01/2013 to 12/31/2013	13.733793	18.498998	1,760,857.6136
01/01/2014 to 12/31/2014	18.498998	19.816928	1,530,805.1615
01/01/2015 to 12/31/2015	19.816928	21.579412	1,358,785.5452
01/01/2016 to 12/31/2016	21.579412	21.230540	1,208,203.0691
01/01/2017 to 12/31/2017	21.230540	28.651717	1,031,010.1322
01/01/2018 to 12/31/2018	28.651717	28.254906	900,649.1785
01/01/2019 to 12/31/2019	28.254906	36.879052	813,304.3059
01/01/2020 to 12/31/2020	36.879052	56.809833	681,990.6100
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	1,754,395.1770
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	17.937578	16.566712	15,134.0726
01/01/2012 to 12/31/2012	16.566712	18.872223	10,451.7761
01/01/2013 to 04/26/2013	18.872223	20.780445	0.0000
MFS ® Value Sub-Account (Class A) (formerly Met Investors Series Trust - MFS® Value Sub-Account)
01/01/2011 to 12/31/2011	14.790330	14.694709	89,201.9053
01/01/2012 to 12/31/2012	14.694709	16.885005	61,571.4738
01/01/2013 to 12/31/2013	16.885005	22.577230	68,959.8016
01/01/2014 to 12/31/2014	22.577230	24.645071	55,168.6229
01/01/2015 to 12/31/2015	24.645071	24.241463	39,520.4065
01/01/2016 to 12/31/2016	24.241463	27.317199	33,199.2887
01/01/2017 to 12/31/2017	27.317199	31.756275	27,251.9945
01/01/2018 to 12/31/2018	31.756275	28.135992	23,088.9470
01/01/2019 to 12/31/2019	28.135992	36.068762	20,959.1682
01/01/2020 to 12/31/2020	36.068762	36.937147	17,874.7417
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.341845	20.393533	242,456.7848
01/01/2014 to 12/31/2014	20.393533	20.029536	224,695.2278
01/01/2015 to 12/31/2015	20.029536	19.806304	200,515.8726
01/01/2016 to 12/31/2016	19.806304	23.100428	174,927.3531
01/01/2017 to 12/31/2017	23.100428	26.282169	160,836.5553
01/01/2018 to 12/31/2018	26.282169	24.080187	164,118.1829
01/01/2019 to 12/31/2019	24.080187	30.697393	167,481.8162
01/01/2020 to 12/31/2020	30.697393	37.726301	166,229.0531

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	309,824.2060
01/01/2012 to 12/31/2012	14.436229	14.971828	277,635.0208
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	34.382161	33.419066	13,149.4015
01/01/2012 to 12/31/2012	33.419066	39.066518	12,328.8880
01/01/2013 to 12/31/2013	39.066518	53.405117	105,056.8554
01/01/2014 to 12/31/2014	53.405117	57.253340	111,003.5840
01/01/2015 to 12/31/2015	57.253340	62.330163	122,873.0538
01/01/2016 to 12/31/2016	62.330163	62.342717	115,666.1056
01/01/2017 to 12/31/2017	62.342717	81.977572	116,528.0417
01/01/2018 to 12/31/2018	81.977572	79.818317	128,268.1030
01/01/2019 to 12/31/2019	79.818317	102.682946	144,450.3309
01/01/2020 to 12/31/2020	102.682946	138.213805	130,972.3585
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	30.898634	32.058770	5,566,215.2465
01/01/2017 to 12/31/2017	32.058770	34.181087	5,360,393.6114
01/01/2018 to 12/31/2018	34.181087	32.390837	4,934,619.1992
01/01/2019 to 12/31/2019	32.390837	36.531301	4,254,334.9794
01/01/2020 to 12/31/2020	36.531301	38.474591	3,975,686.2636
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A) and before that Travelers Series Trust - Convertible Securities Sub-Account))

01/01/2011 to 12/31/2011	23.654772	24.428019	3,720.4084
01/01/2012 to 12/31/2012	24.428019	27.237049	3,700.6118
01/01/2013 to 12/31/2013	27.237049	29.023280	3,171.0048
01/01/2014 to 12/31/2014	29.023280	30.055168	1,737.3990
01/01/2015 to 12/31/2015	30.055168	29.052608	1,429.4516
01/01/2016 to 04/29/2016	29.052608	29.939232	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Strategic Income Sub-Account)

01/01/2011 to 12/31/2011	25.394296	25.925019	5,224,065.0824
01/01/2012 to 12/31/2012	25.925019	28.505772	6,402,421.7800
01/01/2013 to 12/31/2013	28.505772	28.515147	7,260,952.6022
01/01/2014 to 12/31/2014	28.515147	29.378191	6,987,215.1762
01/01/2015 to 12/31/2015	29.378191	28.565823	6,507,139.9136
01/01/2016 to 04/29/2016	28.565823	29.290759	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.098382	17.731455	1,981,975.4953
01/01/2012 to 12/31/2012	17.731455	17.998404	2,258,609.0782
01/01/2013 to 12/31/2013	17.998404	17.569928	2,437,176.0147
01/01/2014 to 12/31/2014	17.569928	17.749720	2,438,869.7784
01/01/2015 to 12/31/2015	17.749720	17.539143	2,503,832.3545
01/01/2016 to 12/31/2016	17.539143	17.454474	2,291,473.6009
01/01/2017 to 12/31/2017	17.454474	17.483498	2,319,116.5472
01/01/2018 to 12/31/2018	17.483498	17.341920	2,087,448.5612
01/01/2019 to 12/31/2019	17.341920	18.071177	1,949,382.4980
01/01/2020 to 12/31/2020	18.071177	18.675785	1,847,091.8624

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity ® Variable Insurance Products
Mid Cap Sub-Account (Service Class 2)
01/01/2011 to 12/31/2011	42.347733	37.190772	1,802,577.9496
01/01/2012 to 12/31/2012	37.190772	41.969196	2,241,258.2685
01/01/2013 to 12/31/2013	41.969196	56.174780	2,303,183.2210
01/01/2014 to 12/31/2014	56.174780	58.676254	2,237,740.3557
01/01/2015 to 12/31/2015	58.676254	56.861156	2,116,363.1607
01/01/2016 to 12/31/2016	56.861156	62.693345	1,998,684.1228
01/01/2017 to 12/31/2017	62.693345	74.446814	1,838,095.6975
01/01/2018 to 12/31/2018	74.446814	62.498929	1,661,316.1496
01/01/2019 to 12/31/2019	62.498929	75.835290	1,534,998.6362
01/01/2020 to 12/31/2020	75.835290	88.050716	1,440,426.9140
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	46.632018	47.034525	1,042,790.4432
01/01/2012 to 12/31/2012	47.034525	52.192739	1,150,817.7540
01/01/2013 to 12/31/2013	52.192739	58.583826	1,204,880.7799
01/01/2014 to 12/31/2014	58.583826	60.375481	1,176,518.4191
01/01/2015 to 12/31/2015	60.375481	55.280794	1,128,723.1554
01/01/2016 to 12/31/2016	55.280794	62.094654	1,047,902.8753
01/01/2017 to 12/31/2017	62.094654	67.090076	967,919.6523
01/01/2018 to 12/31/2018	67.090076	63.241321	874,259.8299
01/01/2019 to 12/31/2019	63.241321	72.304446	779,902.2272
01/01/2020 to 12/31/2020	72.304446	71.719084	758,159.9470
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	20.175704	19.668797	1,548,417.9474
01/01/2012 to 12/31/2012	19.668797	22.134178	1,590,494.0297
01/01/2013 to 12/31/2013	22.134178	27.967044	1,528,375.1006
01/01/2014 to 12/31/2014	27.967044	29.512846	1,446,516.6740
01/01/2015 to 12/31/2015	29.512846	27.638150	1,338,391.5716
01/01/2016 to 12/31/2016	27.638150	31.598772	1,236,792.1461
01/01/2017 to 12/31/2017	31.598772	33.728223	1,161,166.6079
01/01/2018 to 12/31/2018	33.728223	30.211017	1,043,647.2004
01/01/2019 to 12/31/2019	30.211017	36.479072	929,893.5779
01/01/2020 to 12/31/2020	36.479072	34.121872	949,224.4362
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.050039	13.173773	3,078,813.7559
01/01/2012 to 12/31/2012	13.173773	15.406299	3,219,195.0710
01/01/2013 to 12/31/2013	15.406299	22.428756	3,432,106.5582
01/01/2014 to 12/31/2014	22.428756	26.601023	3,323,100.9655
01/01/2015 to 12/31/2015	26.601023	25.750168	3,363,018.0919
01/01/2016 to 12/31/2016	25.750168	25.671909	3,416,406.0157
01/01/2017 to 12/31/2017	25.671909	29.410747	3,234,761.3380
01/01/2018 to 12/31/2018	29.410747	26.552828	2,995,095.6627
01/01/2019 to 12/31/2019	26.552828	32.716003	2,727,533.4017
01/01/2020 to 12/31/2020	32.716003	38.034550	2,469,306.8732

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	31.328039	31.666239	1,982,321.3644
01/01/2012 to 12/31/2012	31.666239	36.167396	2,244,477.1105
01/01/2013 to 12/31/2013	36.167396	46.318086	2,440,445.6668
01/01/2014 to 12/31/2014	46.318086	50.644486	2,377,335.8506
01/01/2015 to 12/31/2015	50.644486	50.688657	2,280,620.2982
01/01/2016 to 12/31/2016	50.688657	54.812016	2,167,618.9613
01/01/2017 to 12/31/2017	54.812016	64.552691	2,022,964.9595
01/01/2018 to 12/31/2018	64.552691	62.479048	1,783,141.4539
01/01/2019 to 12/31/2019	62.479048	79.931491	1,526,132.3871
01/01/2020 to 12/31/2020	79.931491	90.372555	1,364,900.8192
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
01/01/2011 to 12/31/2011	10.523130	11.185360	591,540.5822
01/01/2012 to 12/31/2012	11.185360	12.583158	411,156.2125
01/01/2013 to 12/31/2013	12.583158	15.611471	340,943.4349
01/01/2014 to 12/31/2014	15.611471	17.472462	258,735.6901
01/01/2015 to 12/31/2015	17.472462	16.471829	203,628.0818
01/01/2016 to 12/31/2016	16.471829	18.658781	144,485.8426
01/01/2017 to 12/31/2017	18.658781	21.906436	113,918.2436
01/01/2018 to 12/31/2018	21.906436	20.530235	97,801.0381
01/01/2019 to 12/31/2019	20.530235	26.613536	85,203.6261
01/01/2020 to 12/31/2020	26.613536	28.227216	65,666.7053
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	9.376273	10.189717	0.0000
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2011 to 12/31/2011	12.793918	13.575652	1,519,847.6946
01/01/2012 to 12/31/2012	13.575652	15.254952	2,053,229.2963
01/01/2013 to 12/31/2013	15.254952	18.887492	2,493,586.8612
01/01/2014 to 12/31/2014	18.887492	21.114960	2,534,471.7777
01/01/2015 to 12/31/2015	21.114960	19.877270	2,561,927.6727
01/01/2016 to 12/31/2016	19.877270	22.475445	2,471,943.3444
01/01/2017 to 12/31/2017	22.475445	26.351031	2,340,374.0953
01/01/2018 to 12/31/2018	26.351031	24.659692	2,106,253.5323
01/01/2019 to 12/31/2019	24.659692	31.923413	1,827,569.6795
01/01/2020 to 12/31/2020	31.923413	33.803737	1,686,579.4164
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.666298	13.375647	46,385.2755
01/01/2012 to 12/31/2012	13.375647	15.856399	32,744.2761
01/01/2013 to 12/31/2013	15.856399	21.533654	34,067.5193
01/01/2014 to 12/31/2014	21.533654	24.180977	26,602.2381
01/01/2015 to 12/31/2015	24.180977	26.153386	22,747.5649
01/01/2016 to 12/31/2016	26.153386	27.668957	11,920.9622
01/01/2017 to 12/31/2017	27.668957	34.281305	6,519.7283
01/01/2018 to 12/31/2018	34.281305	33.773453	5,056.8192
01/01/2019 to 12/31/2019	33.773453	43.971010	4,937.6627
01/01/2020 to 12/31/2020	43.971010	56.628619	4,511.7746

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.506980	14.999249	19,387.0754
01/01/2012 to 12/31/2012	14.999249	17.213381	14,654.0750
01/01/2013 to 12/31/2013	17.213381	22.446188	15,266.9348
01/01/2014 to 12/31/2014	22.446188	24.700983	15,320.3463
01/01/2015 to 12/31/2015	24.700983	23.635360	13,482.5374
01/01/2016 to 12/31/2016	23.635360	26.310553	12,816.3489
01/01/2017 to 12/31/2017	26.310553	29.765435	12,368.1769
01/01/2018 to 12/31/2018	29.765435	26.717841	11,004.2816
01/01/2019 to 12/31/2019	26.717841	33.922095	10,551.5885
01/01/2020 to 12/31/2020	33.922095	35.169241	9,583.4088
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.596914	14.579426	605,314.5437
01/01/2012 to 12/31/2012	14.579426	17.151342	876,505.2267
01/01/2013 to 12/31/2013	17.151342	24.845843	1,042,836.5034
01/01/2014 to 12/31/2014	24.845843	25.474098	1,089,144.0851
01/01/2015 to 12/31/2015	25.474098	23.996807	1,083,536.2219
01/01/2016 to 12/31/2016	23.996807	25.011288	1,094,128.3287
01/01/2017 to 12/31/2017	25.011288	30.619136	999,619.4220
01/01/2018 to 12/31/2018	30.619136	31.196932	869,093.1206
01/01/2019 to 12/31/2019	31.196932	38.991341	830,136.2854
01/01/2020 to 12/31/2020	38.991341	55.026606	717,859.1091
QS Variable Conservative Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	16.966186	16.910059	354,939.0241
01/01/2012 to 12/31/2012	16.910059	18.838314	445,466.8835
01/01/2013 to 12/31/2013	18.838314	21.403579	500,554.3271
01/01/2014 to 12/31/2014	21.403579	22.119565	468,309.7215
01/01/2015 to 12/31/2015	22.119565	21.531928	438,872.4852
01/01/2016 to 12/31/2016	21.531928	22.787540	430,896.5878
01/01/2017 to 12/31/2017	22.787540	25.490930	407,399.4715
01/01/2018 to 12/31/2018	25.490930	24.004652	374,737.9389
01/01/2019 to 12/31/2019	24.004652	27.753699	327,970.4707
01/01/2020 to 12/31/2020	27.753699	30.336919	304,848.6105
QS Variable Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.174869	13.641752	1,419,336.3267
01/01/2012 to 12/31/2012	13.641752	15.572693	1,572,113.4774
01/01/2013 to 12/31/2013	15.572693	19.406012	1,541,549.1324
01/01/2014 to 12/31/2014	19.406012	20.012963	1,494,872.3874
01/01/2015 to 12/31/2015	20.012963	19.274604	1,407,587.8243
01/01/2016 to 12/31/2016	19.274604	20.601232	1,328,179.8506
01/01/2017 to 12/31/2017	20.601232	24.219412	1,244,291.3824
01/01/2018 to 12/31/2018	24.219412	21.937750	1,160,791.9090
01/01/2019 to 12/31/2019	21.937750	26.490445	1,043,800.2316
01/01/2020 to 12/31/2020	26.490445	29.027180	932,448.7395

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
QS Variable Moderate Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.602739	14.301762	52,638.5998
01/01/2012 to 12/31/2012	14.301762	16.144532	38,844.6226
01/01/2013 to 12/31/2013	16.144532	19.374792	25,564.2099
01/01/2014 to 12/31/2014	19.374792	20.022601	14,481.1309
01/01/2015 to 12/31/2015	20.022601	19.371895	11,575.8675
01/01/2016 to 12/31/2016	19.371895	20.609047	7,514.6330
01/01/2017 to 12/31/2017	20.609047	23.699305	7,525.7478
01/01/2018 to 12/31/2018	23.699305	21.879139	7,142.1569
01/01/2019 to 12/31/2019	21.879139	25.956504	6,616.8301
01/01/2020 to 12/31/2020	25.956504	28.400170	6,366.2312
Legg Mason Partners Variable Income Trust
Legg Mason Western Asset Variable Adjustable Rate Income Sub-Account
01/01/2011 to 04/29/2011	9.929461	9.814390	0.0000
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	19.301473	19.340355	746,857.2868
01/01/2012 to 12/31/2012	19.340355	22.542599	894,934.9428
01/01/2013 to 12/31/2013	22.542599	23.599352	1,028,276.7526
01/01/2014 to 12/31/2014	23.599352	22.980070	1,021,333.8207
01/01/2015 to 12/31/2015	22.980070	21.315986	981,139.5552
01/01/2016 to 12/31/2016	21.315986	24.275504	882,783.2770
01/01/2017 to 12/31/2017	24.275504	25.984100	840,870.4989
01/01/2018 to 12/31/2018	25.984100	24.591444	786,833.6317
01/01/2019 to 12/31/2019	24.591444	27.710286	702,789.2171
01/01/2020 to 12/31/2020	27.710286	29.293763	666,395.4349
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2011 to 12/31/2011	30.937182	28.697248	444,936.0481
01/01/2012 to 12/31/2012	28.697248	31.328060	485,835.5126
01/01/2013 to 12/31/2013	31.328060	40.969898	470,534.8767
01/01/2014 to 12/31/2014	40.969898	46.332846	442,281.6454
01/01/2015 to 12/31/2015	46.332846	42.742952	421,754.6896
01/01/2016 to 12/31/2016	42.742952	48.940659	391,907.0936
01/01/2017 to 12/31/2017	48.940659	54.418513	370,128.0862
01/01/2018 to 12/31/2018	54.418513	43.153322	341,613.0930
01/01/2019 to 12/31/2019	43.153322	54.449805	305,336.1771
01/01/2020 to 12/31/2020	54.449805	54.640564	297,766.5457
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Sub-Account
01/01/2011 to 12/31/2011	29.965275	29.514474	6,953.3878
01/01/2012 to 12/31/2012	29.514474	32.187403	3,306.8269
01/01/2013 to 12/31/2013	32.187403	37.639868	3,205.9036
01/01/2014 to 12/31/2014	37.639868	40.529432	3,054.8653
01/01/2015 to 12/31/2015	40.529432	39.241275	2,607.0223
01/01/2016 to 12/31/2016	39.241275	41.067343	2,503.5101
01/01/2017 to 12/31/2017	41.067343	47.232528	2,146.8169
01/01/2018 to 12/31/2018	47.232528	46.087689	2,113.7017
01/01/2019 to 12/31/2019	46.087689	57.525174	1,960.4842
01/01/2020 to 12/31/2020	57.525174	69.661976	1,898.5665

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: ClearBridge Variable Dividend Strategy Portfolio (Class I) (formerly ClearBridge Variable Equity Income Portfolio, and previously Legg Mason ClearBridge Variable Equity Income Builder Portfolio) (closed effective April 30, 2007); (b) Brighthouse Funds Trust I (formerly Met Investors Series Trust): Oppenheimer Global Equity Portfolio (Class B) (closed effective April 29, 2013) and Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (closed effective November 12, 2007); (c) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (Class B) (formerly Artio International Stock Portfolio) (closed effective April 30, 2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1, 2006), BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio ) (Class A) (closed effective May 1, 2016), and Neuberger Berman Genesis Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2006, the following Investment Portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Brighthouse Funds Trust I; Convertible Securities Portfolio merged into Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Brighthouse Funds Trust II; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Brighthouse Funds Trust II; MFS® Total Return Portfolio merged into MFS® Total Return Portfolio (Class F) of Brighthouse Funds Trust II; MFS® Value Portfolio merged into MFS® Value Portfolio (Class A) of Brighthouse Funds Trust I; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Brighthouse Funds Trust I; Pioneer Strategic Income Portfolio merged into Pioneer Strategic Income Portfolio (Class A) of Brighthouse Funds Trust I; and Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Brighthouse Funds Trust II.
Effective as of May 1, 2006, Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Service Shares) was replaced with Oppenheimer Capital Appreciation Portfolio (Class B) of Brighthouse Funds Trust I.
Effective as of April 30, 2007, the following Investment Portfolios were merged: Legg Mason Partners Investment Series: Legg Mason Partners Variable Growth and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio (Class I); Legg Mason Partners Investment Series: Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Aggressive Growth Portfolio (Class I); Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Capital and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios IV: Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value (Class I); Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Large Cap Value Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios I, Inc.: Legg Mason Partners Variable Investors Portfolio (Class I); and Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).
Effective as of April 30, 2007, Putnam Variable Trust: Putnam VT Small Cap Value Fund (Class IB) was replaced with Third Avenue Small Cap Value Portfolio (Class B) of Brighthouse Funds Trust I.

APPENDIX A
Condensed Financial Information (continued)
Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 28, 2008, Brighthouse Funds Trust I: MFS® Value Portfolio (Class A) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class A).
Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).
Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Brighthouse Funds Trust I: Van Kampen Comstock Portfolio (Class B).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust II: FI Large Cap Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust: Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).
Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Brighthouse Funds Trust II: BlackRock Money Market Portfolio (Class E).
Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.
Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30, 2010) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).
Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Brighthouse Funds Trust II: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).
Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1, 2011).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (Class B) (formerly Lazard Mid Cap Portfolio) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).
Effective as of April 29, 2013, Brighthouse Funds Trust II: FI Value Leaders Portfolio (Class D) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class A).

APPENDIX A
Condensed Financial Information (continued)
Effective as of April 29, 2013, Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B).
Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust: ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Brighthouse Funds Trust I: T. Rowe Price Large Cap Value Portfolio (Class E).
Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Brighthouse Funds Trust I: Clarion Global Real Estate Portfolio (Class B).
Effective as of November 7, 2014, Legg Mason Partners Variable Equity Trust: Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into Trust for Advised Portfolios: 1919 Variable Socially Responsive Balanced Fund.
Effective as of May 1, 2016, Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).
Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016).
Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).
Effective as of April 30, 2021, Legg Mason Partners Variable Equity Trust: ClearBridge Variable Aggressive Growth Portfolio (Class I) was replaced with Brighthouse Funds Trust I: Loomis Sayles Growth Portfolio (Class A).

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APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. Equity and Income Fund	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America (formerly American Funds Bond Fund)	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Value Portfolio (Class E)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio (Class E)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
MFS ® Total Return Portfolio (Class F)	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio (Class A)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
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Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products (Service Class 2)
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Appreciation Portfolio (Class I)	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio (Class II)	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio (Class I)	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
QS Variable Conservative Growth (Class I)	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Growth (Class I)	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
QS Variable Moderate Growth (Class I)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: QS Investors, LLC
Legg Mason Partners Variable Income Trust (Class I)
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Pioneer Variable Contracts Trust (Class II)
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Asset Management US, Inc.
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
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APPENDIX C
Investment Portfolios: Marketing Names and Prospectus Names
In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.
Marketing Name	Prospectus Name
1919 Variable Socially Responsive Balanced	1919 Variable Socially Responsive Balanced Fund
ClearBridge Variable Appreciation	ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy	ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth	ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value	ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth	ClearBridge Variable Small Cap Growth Portfolio
Fidelity VIP Mid Cap Portfolio	Mid Cap Portfolio
Ultra-Short Term Bond Portfolio	BlackRock Ultra-Short Term Bond Portfolio
Western Asset Variable Global High Yield Bond	Western Asset Variable Global High Yield Bond Portfolio
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APPENDIX D
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 10/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
D-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 10/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	10/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
D-2

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Separate Account A
and
Brighthouse Life Insurance Company
PrimElite IIISM
This is not a prospecuts. This Statement of Additional Information (“SAI”) should be read in conjunction with, the Prospectus dated April 30, 2021, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (800) 343-1932.
This Statement of Additional Information is dated April 30, 2021.
PrimElite IIISM is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
SAI-0421BLICPRIMELITE III
1

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THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Separate Account A (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MLI USA), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
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SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
4

amounts) paid to selected selling firms during 2020 ranged from $375 to $12,262,239.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $70,041,584. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $375 to $74,718,078.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Capital Investment Brokerage, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
LPL Financial LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
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Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales
6

literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (Contract Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
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A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain
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diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
9

Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
10

Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
11

CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Sub-Account (Series II) (formerly Invesco V.I. Van Kampen Equity and Income Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - Van Kampen UIF Equity and Income Sub-Account (Class II))

01/01/2011 to 12/31/2011	15.270351	14.825722	3,108,822.4303
01/01/2012 to 12/31/2012	14.825722	16.388290	2,081,502.6346
01/01/2013 to 12/31/2013	16.388290	20.131803	1,740,470.5562
01/01/2014 to 12/31/2014	20.131803	21.538448	1,467,018.3701
01/01/2015 to 12/31/2015	21.538448	20.638237	1,129,524.0593
01/01/2016 to 12/31/2016	20.638237	23.312219	892,881.1120
01/01/2017 to 12/31/2017	23.312219	25.403816	785,237.3434
01/01/2018 to 12/31/2018	25.403816	22.555142	652,614.8130
01/01/2019 to 12/31/2019	22.555142	26.625388	545,876.2488
01/01/2020 to 12/31/2020	26.625388	28.715756	484,509.4096
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2011 to 12/31/2011	15.963484	16.661378	253,811.3241
01/01/2012 to 12/31/2012	16.661378	17.267897	207,040.1196
01/01/2013 to 12/31/2013	17.267897	16.618708	155,293.5978
01/01/2014 to 12/31/2014	16.618708	17.209553	143,540.7770
01/01/2015 to 12/31/2015	17.209553	16.974344	93,606.1622
01/01/2016 to 12/31/2016	16.974344	17.188161	75,213.9472
01/01/2017 to 12/31/2017	17.188161	17.527281	60,408.3807
01/01/2018 to 12/31/2018	17.527281	17.116003	49,425.8747
01/01/2019 to 12/31/2019	17.116003	18.411420	46,451.5727
01/01/2020 to 12/31/2020	18.411420	19.872182	50,289.8921
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.622846	23.860877	810,049.6679
01/01/2012 to 12/31/2012	23.860877	28.763612	577,818.0075
01/01/2013 to 12/31/2013	28.763612	36.548357	482,512.0415
01/01/2014 to 12/31/2014	36.548357	36.781833	466,073.0022
01/01/2015 to 12/31/2015	36.781833	38.689675	364,201.9995
01/01/2016 to 12/31/2016	38.689675	38.292905	318,257.0295
01/01/2017 to 12/31/2017	38.292905	49.522497	267,537.1199
01/01/2018 to 12/31/2018	49.522497	44.302636	239,842.4109
01/01/2019 to 12/31/2019	44.302636	58.950744	204,541.3606
01/01/2020 to 12/31/2020	58.950744	75.648774	170,853.5809
12

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.124654	23.959400	72,187.4410
01/01/2012 to 12/31/2012	23.959400	27.849093	55,185.4906
01/01/2013 to 12/31/2013	27.849093	35.140140	52,507.8622
01/01/2014 to 12/31/2014	35.140140	35.298744	47,559.6423
01/01/2015 to 12/31/2015	35.298744	34.813279	31,870.7651
01/01/2016 to 12/31/2016	34.813279	34.962125	21,907.9965
01/01/2017 to 12/31/2017	34.962125	43.297239	18,835.1351
01/01/2018 to 12/31/2018	43.297239	38.092846	16,848.1296
01/01/2019 to 12/31/2019	38.092846	49.279290	12,141.8865
01/01/2020 to 12/31/2020	49.279290	62.877755	9,902.2468
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	146.770521	138.198740	261,874.1556
01/01/2012 to 12/31/2012	138.198740	160.244635	186,325.2927
01/01/2013 to 12/31/2013	160.244635	205.071304	152,247.2423
01/01/2014 to 12/31/2014	205.071304	218.879404	122,864.6536
01/01/2015 to 12/31/2015	218.879404	230.062822	94,969.1503
01/01/2016 to 12/31/2016	230.062822	247.768953	74,697.7437
01/01/2017 to 12/31/2017	247.768953	312.682049	58,973.0738
01/01/2018 to 12/31/2018	312.682049	306.775897	47,405.5335
01/01/2019 to 12/31/2019	306.775897	394.618089	38,883.5213
01/01/2020 to 12/31/2020	394.618089	590.299029	29,941.5519
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	97.801571	94.443788	237,603.4035
01/01/2012 to 12/31/2012	94.443788	109.130025	173,733.7974
01/01/2013 to 12/31/2013	109.130025	143.305617	143,625.7253
01/01/2014 to 12/31/2014	143.305617	155.951103	109,583.0565
01/01/2015 to 12/31/2015	155.951103	155.630436	84,274.4186
01/01/2016 to 12/31/2016	155.630436	170.720834	69,419.4995
01/01/2017 to 12/31/2017	170.720834	205.523779	55,156.0708
01/01/2018 to 12/31/2018	205.523779	198.529619	44,006.1503
01/01/2019 to 12/31/2019	198.529619	246.321339	37,694.0923
01/01/2020 to 12/31/2020	246.321339	275.097713	33,038.8502
Brighthouse Funds Trust I
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.368472	15.549747	1,244,250.2621
01/01/2012 to 12/31/2012	15.549747	18.044960	1,010,699.8369
01/01/2013 to 12/31/2013	18.044960	23.509085	883,845.7660
01/01/2014 to 12/31/2014	23.509085	23.521029	748,578.2897
01/01/2015 to 12/31/2015	23.521029	21.884772	644,222.9974
01/01/2016 to 12/31/2016	21.884772	28.254984	548,346.6632
01/01/2017 to 12/31/2017	28.254984	31.045569	471,525.3713
01/01/2018 to 12/31/2018	31.045569	25.883060	394,350.2423
01/01/2019 to 12/31/2019	25.883060	32.785942	344,524.5283
01/01/2020 to 12/31/2020	32.785942	32.071898	322,845.0930
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.263645	18.316874	955,749.9529
01/01/2015 to 12/31/2015	18.316874	17.764593	749,037.9363
01/01/2016 to 12/31/2016	17.764593	17.626625	639,634.4418
01/01/2017 to 12/31/2017	17.626625	19.202089	587,163.3223
01/01/2018 to 12/31/2018	19.202089	17.253233	527,284.6104
01/01/2019 to 12/31/2019	17.253233	21.181473	429,147.6885
01/01/2020 to 12/31/2020	21.181473	19.788581	427,723.9780
13

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2011 to 12/31/2011	24.077018	25.085888	729,651.2917
01/01/2012 to 12/31/2012	25.085888	28.580584	525,942.0799
01/01/2013 to 12/31/2013	28.580584	28.690220	486,170.9477
01/01/2014 to 04/25/2014	28.690220	31.968808	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.155246	9.843209	2,237,042.2688
01/01/2012 to 12/31/2012	9.843209	11.474433	1,566,110.4428
01/01/2013 to 12/31/2013	11.474433	15.281396	1,311,897.2265
01/01/2014 to 12/31/2014	15.281396	16.431078	1,573,456.7538
01/01/2015 to 12/31/2015	16.431078	15.197128	1,261,623.4183
01/01/2016 to 12/31/2016	15.197128	17.534217	1,025,224.8945
01/01/2017 to 12/31/2017	17.534217	20.356309	869,258.4835
01/01/2018 to 12/31/2018	20.356309	17.587704	726,252.9236
01/01/2019 to 12/31/2019	17.587704	21.617208	611,871.4530
01/01/2020 to 12/31/2020	21.617208	21.154887	584,801.4030
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II) and before that Van Kampen Life Investment Trust - Van Kampen LIT Growth and Income Sub-Account (Class II)))

01/01/2011 to 12/31/2011	12.734374	12.243089	949,617.6945
01/01/2012 to 12/31/2012	12.243089	13.769460	633,319.2955
01/01/2013 to 12/31/2013	13.769460	18.117798	541,762.1614
01/01/2014 to 04/25/2014	18.117798	18.216214	0.0000
Invesco Comstock Sub-Account (Class B) (formerly Van Kampen Comstock Sub-Account (Class B) and before that Van Kampen Life Investment Trust - Van Kampen LIT Comstock Sub-Account (Class II))
01/01/2011 to 12/31/2011	9.018664	9.018664	0.0000
01/01/2012 to 12/31/2012	9.018664	9.018664	0.0000
01/01/2013 to 12/31/2013	9.018664	9.018664	0.0000
01/01/2014 to 12/31/2014	9.018664	9.018664	0.0000
01/01/2015 to 12/31/2015	9.018664	9.018664	0.0000
01/01/2016 to 12/31/2016	9.018664	9.018664	0.0000
01/01/2017 to 12/31/2017	9.018664	9.018664	0.0000
01/01/2018 to 12/31/2018	9.018664	9.018664	0.0000
01/01/2019 to 12/31/2019	9.018664	9.018664	0.0000
01/01/2020 to 12/31/2020	9.018664	9.018664	0.0000
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.048102	16.261067	131,291.2290
01/01/2012 to 12/31/2012	16.261067	19.380368	107,208.9977
01/01/2013 to 12/31/2013	19.380368	24.231996	529,275.4755
01/01/2014 to 12/31/2014	24.231996	24.346062	447,275.2576
01/01/2015 to 12/31/2015	24.346062	24.890113	336,858.6669
01/01/2016 to 12/31/2016	24.890113	24.539343	280,689.6362
01/01/2017 to 12/31/2017	24.539343	33.006345	223,531.7988
01/01/2018 to 12/31/2018	33.006345	28.195963	189,432.1994
01/01/2019 to 12/31/2019	28.195963	36.489545	156,557.9349
01/01/2020 to 12/31/2020	36.489545	45.790996	129,073.8883
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 04/29/2011	15.341169	17.102182	0.0000
14

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.073134	14.059843	149.2265
01/01/2012 to 12/31/2012	14.059843	16.901151	148.9464
01/01/2013 to 04/26/2013	16.901151	17.953414	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.540993	15.121905	759,132.9446
01/01/2012 to 12/31/2012	15.121905	17.584715	625,162.9404
01/01/2013 to 12/31/2013	17.584715	24.246340	574,134.2207
01/01/2014 to 12/31/2014	24.246340	25.736259	506,474.1479
01/01/2015 to 12/31/2015	25.736259	24.882250	449,014.0953
01/01/2016 to 12/31/2016	24.882250	27.273716	407,340.1689
01/01/2017 to 12/31/2017	27.273716	33.624971	351,954.5847
01/01/2018 to 12/31/2018	33.624971	30.079356	300,865.3168
01/01/2019 to 12/31/2019	30.079356	36.809071	276,550.2748
01/01/2020 to 12/31/2020	36.809071	56.757115	233,992.6998
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.156773	12.433506	1,350,812.8440
01/01/2012 to 12/31/2012	12.433506	14.272233	1,133,228.4509
01/01/2013 to 12/31/2013	14.272233	16.742202	1,061,602.9599
01/01/2014 to 12/31/2014	16.742202	15.323727	901,016.8833
01/01/2015 to 12/31/2015	15.323727	14.805573	793,950.2608
01/01/2016 to 12/31/2016	14.805573	14.435802	762,675.2664
01/01/2017 to 12/31/2017	14.435802	18.198315	689,474.2378
01/01/2018 to 12/31/2018	18.198315	15.393665	610,354.3937
01/01/2019 to 12/31/2019	15.393665	19.429071	538,641.5349
01/01/2020 to 12/31/2020	19.429071	21.597835	487,808.9570
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	42.669161	46.534625	359,032.0962
01/01/2015 to 12/31/2015	46.534625	44.177653	282,297.9390
01/01/2016 to 12/31/2016	44.177653	50.432865	228,405.7096
01/01/2017 to 12/31/2017	50.432865	58.077809	190,016.3332
01/01/2018 to 12/31/2018	58.077809	51.945437	154,076.1654
01/01/2019 to 12/31/2019	51.945437	64.694961	127,715.7028
01/01/2020 to 12/31/2020	64.694961	65.542762	123,877.2228
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	31.250933	28.835768	730,530.0063
01/01/2012 to 12/31/2012	28.835768	32.609678	541,845.1393
01/01/2013 to 12/31/2013	32.609678	42.393772	444,190.9564
01/01/2014 to 04/25/2014	42.393772	42.608062	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.469721	11.367781	157,867.2369
01/01/2012 to 12/31/2012	11.367781	13.346288	133,382.5976
01/01/2013 to 12/31/2013	13.346288	15.115190	163,425.3883
01/01/2014 to 12/31/2014	15.115190	14.370740	140,566.8384
01/01/2015 to 12/31/2015	14.370740	13.828798	114,243.5738
01/01/2016 to 12/31/2016	13.828798	14.289529	96,047.1811
01/01/2017 to 12/31/2017	14.289529	18.960630	95,825.3406
01/01/2018 to 12/31/2018	18.960630	15.442563	94,837.5273
01/01/2019 to 12/31/2019	15.442563	20.112374	79,723.4889
01/01/2020 to 12/31/2020	20.112374	24.977317	66,486.3471
15

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	50.716186	53.084634	11,538.0896
01/01/2012 to 12/31/2012	53.084634	56.066636	9,551.3975
01/01/2013 to 12/31/2013	56.066636	54.645889	7,850.6708
01/01/2014 to 12/31/2014	54.645889	57.471576	6,245.3838
01/01/2015 to 12/31/2015	57.471576	56.780310	5,957.5838
01/01/2016 to 12/31/2016	56.780310	57.513553	4,784.9471
01/01/2017 to 12/31/2017	57.513553	58.807232	3,874.9433
01/01/2018 to 12/31/2018	58.807232	57.540163	3,340.1280
01/01/2019 to 12/31/2019	57.540163	62.068102	3,094.6040
01/01/2020 to 12/31/2020	62.068102	66.204638	3,687.1655
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.251642	13.660395	50,958.1198
01/01/2012 to 12/31/2012	13.660395	15.366788	41,524.9162
01/01/2013 to 12/31/2013	15.366788	20.287768	34,357.0677
01/01/2014 to 12/31/2014	20.287768	21.731389	30,394.3546
01/01/2015 to 12/31/2015	21.731389	22.717943	28,110.4438
01/01/2016 to 12/31/2016	22.717943	22.365228	25,422.8404
01/01/2017 to 12/31/2017	22.365228	29.465065	9,015.9154
01/01/2018 to 12/31/2018	29.465065	29.682816	8,314.9557
01/01/2019 to 12/31/2019	29.682816	38.788967	6,887.8900
01/01/2020 to 12/31/2020	38.788967	53.667648	5,339.8936
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	13.066855	12.853595	805,696.6660
01/01/2012 to 12/31/2012	12.853595	12.642101	565,237.4291
01/01/2013 to 12/31/2013	12.642101	12.435211	496,263.1252
01/01/2014 to 12/31/2014	12.435211	12.231706	406,377.5412
01/01/2015 to 12/31/2015	12.231706	12.031532	281,573.0537
01/01/2016 to 12/31/2016	12.031532	11.858374	241,817.3586
01/01/2017 to 12/31/2017	11.858374	11.751072	203,130.6908
01/01/2018 to 12/31/2018	11.751072	11.750379	183,636.1448
01/01/2019 to 12/31/2019	11.750379	11.787782	155,813.5479
01/01/2020 to 12/31/2020	11.787782	11.629342	150,465.1226
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	51.638445	52.567571	15,632.3065
01/01/2017 to 12/31/2017	52.567571	61.570257	13,316.5444
01/01/2018 to 12/31/2018	61.570257	60.503984	9,843.4775
01/01/2019 to 12/31/2019	60.503984	77.926178	7,409.4114
01/01/2020 to 12/31/2020	77.926178	85.285872	6,439.0672
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Fund Sub-Account)
01/01/2011 to 12/31/2011	18.122954	17.016304	128,597.0935
01/01/2012 to 12/31/2012	17.016304	18.508911	96,330.8070
01/01/2013 to 12/31/2013	18.508911	24.228032	78,361.4521
01/01/2014 to 12/31/2014	24.228032	26.490560	54,867.1452
01/01/2015 to 12/31/2015	26.490560	26.073511	40,300.5351
01/01/2016 to 04/29/2016	26.073511	26.223325	0.0000
16

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2011 to 12/31/2011	15.290222	13.517648	52,876.1229
01/01/2012 to 12/31/2012	13.517648	14.972799	42,221.2460
01/01/2013 to 12/31/2013	14.972799	19.640851	36,034.7719
01/01/2014 to 12/31/2014	19.640851	21.319689	31,317.7550
01/01/2015 to 12/31/2015	21.319689	21.419926	25,892.9561
01/01/2016 to 12/31/2016	21.419926	22.555955	38,780.6049
01/01/2017 to 12/31/2017	22.555955	26.361287	45,560.1230
01/01/2018 to 12/31/2018	26.361287	25.835978	46,988.0789
01/01/2019 to 12/31/2019	25.835978	33.200923	64,171.8506
01/01/2020 to 12/31/2020	33.200923	36.239117	55,787.4621
Davis Venture Value Sub-Account (Class B) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.507512	15.324778	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.050186	11.879673	988,342.2311
01/01/2012 to 12/31/2012	11.879673	13.502034	1,937,479.1408
01/01/2013 to 12/31/2013	13.502034	18.159587	1,700,321.5416
01/01/2014 to 12/31/2014	18.159587	19.424182	1,468,594.0695
01/01/2015 to 12/31/2015	19.424182	21.120038	1,294,763.3470
01/01/2016 to 12/31/2016	21.120038	20.747453	1,138,807.0762
01/01/2017 to 12/31/2017	20.747453	27.957969	990,436.2931
01/01/2018 to 12/31/2018	27.957969	27.529194	834,195.3028
01/01/2019 to 12/31/2019	27.529194	35.877994	713,912.5314
01/01/2020 to 12/31/2020	35.877994	55.184841	580,783.0880
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.205676	7.960229	1,982,691.8496
01/01/2012 to 04/27/2012	7.960229	8.947945	0.0000
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	17.555737	16.189786	23,807.1934
01/01/2012 to 12/31/2012	16.189786	18.415064	21,173.4110
01/01/2013 to 04/26/2013	18.415064	20.267401	0.0000
MFS ® Value Sub-Account (Class A) (formerly Met Investors Series Trust - MFS® Value Sub-Account)
01/01/2011 to 12/31/2011	14.516570	14.401148	223,393.2514
01/01/2012 to 12/31/2012	14.401148	16.522765	148,686.5587
01/01/2013 to 12/31/2013	16.522765	22.059792	145,356.2753
01/01/2014 to 12/31/2014	22.059792	24.044157	118,770.7708
01/01/2015 to 12/31/2015	24.044157	23.614943	83,687.2833
01/01/2016 to 12/31/2016	23.614943	26.571318	71,765.3959
01/01/2017 to 12/31/2017	26.571318	30.843054	59,938.4442
01/01/2018 to 12/31/2018	30.843054	27.285667	49,210.7829
01/01/2019 to 12/31/2019	27.285667	34.926285	43,021.7478
01/01/2020 to 12/31/2020	34.926285	35.713382	42,756.8000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.035819	19.991446	400,167.7423
01/01/2014 to 12/31/2014	19.991446	19.605190	323,799.9808
01/01/2015 to 12/31/2015	19.605190	19.357631	272,416.3537
01/01/2016 to 12/31/2016	19.357631	22.543309	248,139.6339
01/01/2017 to 12/31/2017	22.543309	25.609996	209,017.3098
01/01/2018 to 12/31/2018	25.609996	23.428943	167,784.1095
01/01/2019 to 12/31/2019	23.428943	29.822436	144,058.0107
01/01/2020 to 12/31/2020	29.822436	36.595947	127,219.9943
17

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.233624	14.194208	521,137.8097
01/01/2012 to 12/31/2012	14.194208	14.698643	461,962.5126
01/01/2013 to 04/26/2013	14.698643	15.924716	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	33.439926	32.454608	30,797.0885
01/01/2012 to 12/31/2012	32.454608	37.881953	25,175.8566
01/01/2013 to 12/31/2013	37.881953	51.708229	107,534.1052
01/01/2014 to 12/31/2014	51.708229	55.351098	101,610.5665
01/01/2015 to 12/31/2015	55.351098	60.168942	89,328.3608
01/01/2016 to 12/31/2016	60.168942	60.090876	82,176.8858
01/01/2017 to 12/31/2017	60.090876	78.898551	81,586.1916
01/01/2018 to 12/31/2018	78.898551	76.704572	79,535.8010
01/01/2019 to 12/31/2019	76.704572	98.529387	70,086.2236
01/01/2020 to 12/31/2020	98.529387	132.423872	58,765.1904
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	29.917596	31.010056	487,891.7908
01/01/2017 to 12/31/2017	31.010056	33.013550	414,333.5386
01/01/2018 to 12/31/2018	33.013550	31.237299	354,617.5627
01/01/2019 to 12/31/2019	31.237299	35.177530	289,006.2330
01/01/2020 to 12/31/2020	35.177530	36.993135	258,307.4635
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A) and before that Travelers Series Trust - Convertible Securities Sub-Account))

01/01/2011 to 12/31/2011	23.139782	23.860480	8,491.1312
01/01/2012 to 12/31/2012	23.860480	26.564177	4,065.8330
01/01/2013 to 12/31/2013	26.564177	28.263867	3,960.4122
01/01/2014 to 12/31/2014	28.263867	29.224896	3,019.3591
01/01/2015 to 12/31/2015	29.224896	28.207683	3,110.1510
01/01/2016 to 04/29/2016	28.207683	29.054194	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Strategic Income Sub-Account)

01/01/2011 to 12/31/2011	24.773268	25.253217	1,610,341.4449
01/01/2012 to 12/31/2012	25.253217	27.725273	1,178,580.2054
01/01/2013 to 12/31/2013	27.725273	27.692825	1,032,263.0404
01/01/2014 to 12/31/2014	27.692825	28.488225	865,721.7293
01/01/2015 to 12/31/2015	28.488225	27.658946	671,239.0986
01/01/2016 to 04/29/2016	27.658946	28.346890	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.688556	17.280596	544,529.0869
01/01/2012 to 12/31/2012	17.280596	17.514328	415,049.8305
01/01/2013 to 12/31/2013	17.514328	17.071751	351,807.6241
01/01/2014 to 12/31/2014	17.071751	17.220600	283,553.5725
01/01/2015 to 12/31/2015	17.220600	16.990796	223,749.0597
01/01/2016 to 12/31/2016	16.990796	16.883434	208,761.7901
01/01/2017 to 12/31/2017	16.883434	16.886233	170,628.7901
01/01/2018 to 12/31/2018	16.886233	16.724252	135,305.5624
01/01/2019 to 12/31/2019	16.724252	17.401419	130,153.1777
01/01/2020 to 12/31/2020	17.401419	17.956598	115,087.1946
18

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity ® Variable Insurance Products
Mid Cap Sub-Account (Service Class 2)
01/01/2011 to 12/31/2011	41.591518	36.471970	435,178.3086
01/01/2012 to 12/31/2012	36.471970	41.096045	324,887.2803
01/01/2013 to 12/31/2013	41.096045	54.923721	280,190.6823
01/01/2014 to 12/31/2014	54.923721	57.283487	230,336.3574
01/01/2015 to 12/31/2015	57.283487	55.428251	167,584.6039
01/01/2016 to 12/31/2016	55.428251	61.021887	135,796.3126
01/01/2017 to 12/31/2017	61.021887	72.353778	112,508.2945
01/01/2018 to 12/31/2018	72.353778	60.650169	98,369.3381
01/01/2019 to 12/31/2019	60.650169	73.481756	89,148.1875
01/01/2020 to 12/31/2020	73.481756	85.189877	82,048.4083
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	45.123718	45.445154	648,607.3359
01/01/2012 to 12/31/2012	45.445154	50.353102	466,122.3672
01/01/2013 to 12/31/2013	50.353102	56.434247	409,087.8052
01/01/2014 to 12/31/2014	56.434247	58.072991	337,107.4992
01/01/2015 to 12/31/2015	58.072991	53.092868	256,147.5639
01/01/2016 to 12/31/2016	53.092868	59.547711	205,096.0536
01/01/2017 to 12/31/2017	59.547711	64.242116	180,486.0180
01/01/2018 to 12/31/2018	64.242116	60.465459	150,333.6308
01/01/2019 to 12/31/2019	60.465459	69.027196	129,834.6301
01/01/2020 to 12/31/2020	69.027196	68.365449	118,740.5069
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	19.751961	19.226894	1,162,563.1385
01/01/2012 to 12/31/2012	19.226894	21.604294	806,777.2488
01/01/2013 to 12/31/2013	21.604294	27.256645	656,834.8209
01/01/2014 to 12/31/2014	27.256645	28.720073	510,300.8715
01/01/2015 to 12/31/2015	28.720073	26.855409	385,201.0109
01/01/2016 to 12/31/2016	26.855409	30.657855	304,835.9529
01/01/2017 to 12/31/2017	30.657855	32.675004	265,418.8567
01/01/2018 to 12/31/2018	32.675004	29.223498	238,709.3970
01/01/2019 to 12/31/2019	29.223498	35.233801	202,224.4824
01/01/2020 to 12/31/2020	35.233801	32.907506	196,694.6122
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.881694	12.984380	2,507,761.0275
01/01/2012 to 12/31/2012	12.984380	15.161936	1,753,440.1053
01/01/2013 to 12/31/2013	15.161936	22.039966	1,427,342.2577
01/01/2014 to 12/31/2014	22.039966	26.100747	1,075,455.0296
01/01/2015 to 12/31/2015	26.100747	25.228008	836,187.7560
01/01/2016 to 12/31/2016	25.228008	25.113639	716,591.9750
01/01/2017 to 12/31/2017	25.113639	28.728197	616,824.0523
01/01/2018 to 12/31/2018	28.728197	25.897489	534,581.3690
01/01/2019 to 12/31/2019	25.897489	31.860740	455,725.1415
01/01/2020 to 12/31/2020	31.860740	36.984595	386,064.7570
19

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	30.438557	30.721148	711,843.7227
01/01/2012 to 12/31/2012	30.721148	35.035123	515,097.7974
01/01/2013 to 12/31/2013	35.035123	44.800836	430,390.7614
01/01/2014 to 12/31/2014	44.800836	48.912108	353,300.7162
01/01/2015 to 12/31/2015	48.912108	48.881400	271,317.3315
01/01/2016 to 12/31/2016	48.881400	52.778549	212,246.9758
01/01/2017 to 12/31/2017	52.778549	62.065022	182,593.5892
01/01/2018 to 12/31/2018	62.065022	59.980726	146,494.1926
01/01/2019 to 12/31/2019	59.980726	76.620342	113,545.8273
01/01/2020 to 12/31/2020	76.620342	86.498709	99,606.8897
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
01/01/2011 to 12/31/2011	10.433436	11.073443	1,369,536.4676
01/01/2012 to 12/31/2012	11.073443	12.438493	898,755.4505
01/01/2013 to 12/31/2013	12.438493	15.408878	744,144.0798
01/01/2014 to 12/31/2014	15.408878	17.219876	568,957.8227
01/01/2015 to 12/31/2015	17.219876	16.209373	443,949.2150
01/01/2016 to 12/31/2016	16.209373	18.333974	351,398.1350
01/01/2017 to 12/31/2017	18.333974	21.492949	288,974.0020
01/01/2018 to 12/31/2018	21.492949	20.112355	242,559.7828
01/01/2019 to 12/31/2019	20.112355	26.032779	187,090.2415
01/01/2020 to 12/31/2020	26.032779	27.569740	161,364.0185
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	9.218610	10.013481	0.0000
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2011 to 12/31/2011	12.636504	13.388575	388,127.7746
01/01/2012 to 12/31/2012	13.388575	15.022074	292,441.4088
01/01/2013 to 12/31/2013	15.022074	18.571304	264,248.3331
01/01/2014 to 12/31/2014	18.571304	20.730372	231,515.6032
01/01/2015 to 12/31/2015	20.730372	19.485971	189,778.3077
01/01/2016 to 12/31/2016	19.485971	21.999994	157,017.5064
01/01/2017 to 12/31/2017	21.999994	25.755073	137,387.5195
01/01/2018 to 12/31/2018	25.755073	24.065647	99,192.3523
01/01/2019 to 12/31/2019	24.065647	31.107715	81,377.7587
01/01/2020 to 12/31/2020	31.107715	32.890479	72,354.7562
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.408870	13.104065	64,600.5913
01/01/2012 to 12/31/2012	13.104065	15.511051	48,305.0569
01/01/2013 to 12/31/2013	15.511051	21.033116	44,531.8738
01/01/2014 to 12/31/2014	21.033116	23.583515	36,607.1014
01/01/2015 to 12/31/2015	23.583515	25.468970	25,032.5666
01/01/2016 to 12/31/2016	25.468970	26.904503	19,439.5245
01/01/2017 to 12/31/2017	26.904503	33.284390	18,933.3903
01/01/2018 to 12/31/2018	33.284390	32.741868	17,089.3895
01/01/2019 to 12/31/2019	32.741868	42.564081	13,876.5611
01/01/2020 to 12/31/2020	42.564081	54.734375	12,409.8848
20

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.229408	14.690255	34,282.1205
01/01/2012 to 12/31/2012	14.690255	16.833383	20,366.0222
01/01/2013 to 12/31/2013	16.833383	21.917799	26,151.7607
01/01/2014 to 12/31/2014	21.917799	24.083369	19,413.8128
01/01/2015 to 12/31/2015	24.083369	23.009845	11,050.1544
01/01/2016 to 12/31/2016	23.009845	25.575857	14,463.7338
01/01/2017 to 12/31/2017	25.575857	28.891047	13,570.5122
01/01/2018 to 12/31/2018	28.891047	25.893876	13,517.6730
01/01/2019 to 12/31/2019	25.893876	32.826700	12,379.5299
01/01/2020 to 12/31/2020	32.826700	33.982404	12,389.3011
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.408615	14.369822	161,812.6021
01/01/2012 to 12/31/2012	14.369822	16.879301	119,284.9652
01/01/2013 to 12/31/2013	16.879301	24.415157	120,127.6835
01/01/2014 to 12/31/2014	24.415157	24.994995	91,140.6931
01/01/2015 to 12/31/2015	24.994995	23.510185	54,164.2061
01/01/2016 to 12/31/2016	23.510185	24.467370	41,643.7122
01/01/2017 to 12/31/2017	24.467370	29.908532	37,717.8867
01/01/2018 to 12/31/2018	29.908532	30.426974	30,378.7168
01/01/2019 to 12/31/2019	30.426974	37.972024	25,221.2418
01/01/2020 to 12/31/2020	37.972024	53.507637	22,650.8244
QS Variable Conservative Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	16.615939	16.536207	256,998.5465
01/01/2012 to 12/31/2012	16.536207	18.394083	181,406.7308
01/01/2013 to 12/31/2013	18.394083	20.867546	151,327.8297
01/01/2014 to 12/31/2014	20.867546	21.533279	131,986.8903
01/01/2015 to 12/31/2015	21.533279	20.929795	94,856.5639
01/01/2016 to 12/31/2016	20.929795	22.117105	63,657.6280
01/01/2017 to 12/31/2017	22.117105	24.703999	55,100.8593
01/01/2018 to 12/31/2018	24.703999	23.228535	44,834.5484
01/01/2019 to 12/31/2019	23.228535	26.816129	41,310.7034
01/01/2020 to 12/31/2020	26.816129	29.268044	37,670.1387
QS Variable Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.882175	13.340080	127,316.8351
01/01/2012 to 12/31/2012	13.340080	15.205384	84,693.4802
01/01/2013 to 12/31/2013	15.205384	18.919909	75,848.4803
01/01/2014 to 12/31/2014	18.919909	19.482411	69,120.7264
01/01/2015 to 12/31/2015	19.482411	18.735495	60,523.0453
01/01/2016 to 12/31/2016	18.735495	19.995012	46,883.2847
01/01/2017 to 12/31/2017	19.995012	23.471613	38,022.3809
01/01/2018 to 12/31/2018	23.471613	21.228342	35,906.2997
01/01/2019 to 12/31/2019	21.228342	25.595408	35,756.7832
01/01/2020 to 12/31/2020	25.595408	28.004292	30,678.4306
QS Variable Moderate Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.301239	13.985528	165,489.8333
01/01/2012 to 12/31/2012	13.985528	15.763771	122,722.4283
01/01/2013 to 12/31/2013	15.763771	18.889511	95,074.6093
01/01/2014 to 12/31/2014	18.889511	19.491836	81,276.2151
01/01/2015 to 12/31/2015	19.491836	18.830107	53,593.0268
01/01/2016 to 12/31/2016	18.830107	20.002642	35,997.7995
01/01/2017 to 12/31/2017	20.002642	22.967614	24,937.8679
01/01/2018 to 12/31/2018	22.967614	21.171675	16,175.3152
01/01/2019 to 12/31/2019	21.171675	25.079566	15,093.0082
01/01/2020 to 12/31/2020	25.079566	27.399443	14,004.5850
21

CONDENSED FINANCIAL INFORMATION (continued)
1.65% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Legg Mason Western Asset Variable Adjustable Rate Income Sub-Account
01/01/2011 to 04/29/2011	9.821238	9.702675	0.0000
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.938041	18.947824	779,325.1758
01/01/2012 to 12/31/2012	18.947824	22.051814	585,342.3047
01/01/2013 to 12/31/2013	22.051814	23.050964	518,921.0246
01/01/2014 to 12/31/2014	23.050964	22.412427	449,790.9452
01/01/2015 to 12/31/2015	22.412427	20.758273	339,421.7576
01/01/2016 to 12/31/2016	20.758273	23.604943	270,705.1056
01/01/2017 to 12/31/2017	23.604943	25.228592	225,502.8769
01/01/2018 to 12/31/2018	25.228592	23.840436	194,673.8186
01/01/2019 to 12/31/2019	23.840436	26.823779	167,421.0753
01/01/2020 to 12/31/2020	26.823779	28.313984	149,040.0737
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2011 to 12/31/2011	30.210561	27.981301	309,375.2730
01/01/2012 to 12/31/2012	27.981301	30.500459	238,629.8995
01/01/2013 to 12/31/2013	30.500459	39.827851	201,829.7150
01/01/2014 to 12/31/2014	39.827851	44.973807	158,927.3663
01/01/2015 to 12/31/2015	44.973807	41.427002	120,861.7815
01/01/2016 to 12/31/2016	41.427002	47.362844	100,952.0113
01/01/2017 to 12/31/2017	47.362844	52.585436	78,985.7344
01/01/2018 to 12/31/2018	52.585436	41.636790	67,515.1292
01/01/2019 to 12/31/2019	41.636790	52.457571	57,322.0616
01/01/2020 to 12/31/2020	52.457571	52.562201	56,076.9893
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Sub-Account
01/01/2011 to 12/31/2011	29.139179	28.657890	8,540.8723
01/01/2012 to 12/31/2012	28.657890	31.206167	5,522.9503
01/01/2013 to 12/31/2013	31.206167	36.437748	4,426.4880
01/01/2014 to 12/31/2014	36.437748	39.176230	2,773.8503
01/01/2015 to 12/31/2015	39.176230	37.874224	2,520.5394
01/01/2016 to 12/31/2016	37.874224	39.577288	548.8266
01/01/2017 to 12/31/2017	39.577288	45.450792	539.5677
01/01/2018 to 12/31/2018	45.450792	44.282285	599.1466
01/01/2019 to 12/31/2019	44.282285	55.188919	568.4086
01/01/2020 to 12/31/2020	55.188919	66.732441	2,880.9148
22

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Equity and Income Sub-Account (Series II) (formerly Invesco V.I. Van Kampen Equity and Income Sub-Account (Series II) and before that The Universal Institutional Funds, Inc. - Van Kampen UIF Equity and Income Sub-Account (Class II))

01/01/2011 to 12/31/2011	15.153614	14.697707	483,074.2193
01/01/2012 to 12/31/2012	14.697707	16.230459	575,825.9898
01/01/2013 to 12/31/2013	16.230459	19.918000	618,005.6940
01/01/2014 to 12/31/2014	19.918000	21.288406	616,195.5079
01/01/2015 to 12/31/2015	21.288406	20.378249	613,413.7918
01/01/2016 to 12/31/2016	20.378249	22.995540	605,251.1952
01/01/2017 to 12/31/2017	22.995540	25.033754	580,654.4427
01/01/2018 to 12/31/2018	25.033754	22.204225	547,371.7549
01/01/2019 to 12/31/2019	22.204225	26.184954	501,886.7092
01/01/2020 to 12/31/2020	26.184954	28.212444	482,393.6373
American Funds Insurance Series®
American Funds Bond Sub-Account (Class 2)
01/01/2011 to 12/31/2011	15.746608	16.418641	132,875.0530
01/01/2012 to 12/31/2012	16.418641	16.999225	158,808.9239
01/01/2013 to 12/31/2013	16.999225	16.343780	168,870.5706
01/01/2014 to 12/31/2014	16.343780	16.907934	187,947.6611
01/01/2015 to 12/31/2015	16.907934	16.660176	186,064.1850
01/01/2016 to 12/31/2016	16.660176	16.853172	159,506.3677
01/01/2017 to 12/31/2017	16.853172	17.168553	162,851.0729
01/01/2018 to 12/31/2018	17.168553	16.748840	154,044.5890
01/01/2019 to 12/31/2019	16.748840	17.998462	150,255.6332
01/01/2020 to 12/31/2020	17.998462	19.406995	137,498.8689
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	26.261096	23.513160	160,219.7565
01/01/2012 to 12/31/2012	23.513160	28.315982	159,722.0072
01/01/2013 to 12/31/2013	28.315982	35.943635	156,529.2143
01/01/2014 to 12/31/2014	35.943635	36.137085	146,987.4274
01/01/2015 to 12/31/2015	36.137085	37.973484	138,097.3525
01/01/2016 to 12/31/2016	37.973484	37.546494	132,418.5949
01/01/2017 to 12/31/2017	37.546494	48.508844	108,138.5477
01/01/2018 to 12/31/2018	48.508844	43.352171	98,533.7421
01/01/2019 to 12/31/2019	43.352171	57.628383	88,040.8120
01/01/2020 to 12/31/2020	57.628383	73.877757	72,518.5939
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	29.745035	23.633842	48,120.7947
01/01/2012 to 12/31/2012	23.633842	27.443086	62,050.5380
01/01/2013 to 12/31/2013	27.443086	34.593253	61,182.6957
01/01/2014 to 12/31/2014	34.593253	34.714639	70,755.0280
01/01/2015 to 12/31/2015	34.714639	34.202960	65,393.1033
01/01/2016 to 12/31/2016	34.202960	34.314862	63,194.0578
01/01/2017 to 12/31/2017	34.314862	42.453341	59,259.3641
01/01/2018 to 12/31/2018	42.453341	37.312804	55,667.3229
01/01/2019 to 12/31/2019	37.312804	48.221944	49,946.5366
01/01/2020 to 12/31/2020	48.221944	61.466986	43,414.5585
23

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	142.872903	134.394528	84,347.6569
01/01/2012 to 12/31/2012	134.394528	155.677043	92,025.2932
01/01/2013 to 12/31/2013	155.677043	199.026955	88,811.1467
01/01/2014 to 12/31/2014	199.026955	212.215715	82,342.0672
01/01/2015 to 12/31/2015	212.215715	222.835671	72,089.3764
01/01/2016 to 12/31/2016	222.835671	239.745768	64,969.1631
01/01/2017 to 12/31/2017	239.745768	302.255530	54,214.5972
01/01/2018 to 12/31/2018	302.255530	296.248134	46,789.0325
01/01/2019 to 12/31/2019	296.248134	380.694999	40,882.6320
01/01/2020 to 12/31/2020	380.694999	568.901843	31,847.1947
American Funds Growth-Income Sub-Account (Class 2)
01/01/2011 to 12/31/2011	95.204755	91.844404	71,887.6124
01/01/2012 to 12/31/2012	91.844404	106.019826	77,506.4487
01/01/2013 to 12/31/2013	106.019826	139.082350	73,709.7824
01/01/2014 to 12/31/2014	139.082350	151.203882	72,323.8733
01/01/2015 to 12/31/2015	151.203882	150.742111	68,381.5331
01/01/2016 to 12/31/2016	150.742111	165.193282	64,048.8034
01/01/2017 to 12/31/2017	165.193282	198.671299	58,815.1437
01/01/2018 to 12/31/2018	198.671299	191.717352	51,707.9541
01/01/2019 to 12/31/2019	191.717352	237.631446	46,118.4102
01/01/2020 to 12/31/2020	237.631446	265.126606	41,399.1523
Brighthouse Funds Trust I
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.218453	15.400050	1,745,938.9641
01/01/2012 to 12/31/2012	15.400050	17.853291	1,477,939.5884
01/01/2013 to 12/31/2013	17.853291	23.236144	1,236,327.3402
01/01/2014 to 12/31/2014	23.236144	23.224704	1,048,635.0053
01/01/2015 to 12/31/2015	23.224704	21.587449	891,044.7786
01/01/2016 to 12/31/2016	21.587449	27.843274	767,078.9633
01/01/2017 to 12/31/2017	27.843274	30.562709	687,514.2546
01/01/2018 to 12/31/2018	30.562709	25.454856	596,316.4355
01/01/2019 to 12/31/2019	25.454856	32.211323	544,639.3791
01/01/2020 to 12/31/2020	32.211323	31.478203	522,619.7503
Clarion Global Real Estate Sub-Account (Class B)
04/28/2014 to 12/31/2014	17.091830	18.122311	766,114.7711
01/01/2015 to 12/31/2015	18.122311	17.558323	698,274.6675
01/01/2016 to 12/31/2016	17.558323	17.404553	659,523.4915
01/01/2017 to 12/31/2017	17.404553	18.941275	617,036.9436
01/01/2018 to 12/31/2018	18.941275	17.001771	582,039.5546
01/01/2019 to 12/31/2019	17.001771	20.851901	517,369.9898
01/01/2020 to 12/31/2020	20.851901	19.461137	524,971.3324
Clarion Global Real Estate Sub-Account (Class B) (formerly The Universal Institutional Funds, Inc. - UIF U.S. Real Estate Sub-Account (Class I))
01/01/2011 to 12/31/2011	23.845993	24.820407	63,365.4400
01/01/2012 to 12/31/2012	24.820407	28.249716	78,666.6341
01/01/2013 to 12/31/2013	28.249716	28.329729	85,582.0124
01/01/2014 to 04/25/2014	28.329729	31.557188	0.0000
24

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.097738	9.777703	958,064.8916
01/01/2012 to 12/31/2012	9.777703	11.386622	1,057,626.4723
01/01/2013 to 12/31/2013	11.386622	15.149305	1,014,461.6831
01/01/2014 to 12/31/2014	15.149305	16.272764	1,419,527.6653
01/01/2015 to 12/31/2015	16.272764	15.035650	1,501,128.4135
01/01/2016 to 12/31/2016	15.035650	17.330567	1,508,561.1568
01/01/2017 to 12/31/2017	17.330567	20.099839	1,348,478.6999
01/01/2018 to 12/31/2018	20.099839	17.348646	1,265,949.8899
01/01/2019 to 12/31/2019	17.348646	21.302075	1,146,255.5080
01/01/2020 to 12/31/2020	21.302075	20.825586	1,158,395.2980
Invesco Comstock Sub-Account (Class B) (formerly AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Growth and Income Sub-Account (Series II) and before that Van Kampen Life Investment Trust - Van Kampen LIT Growth and Income Sub-Account (Class II)))

01/01/2011 to 12/31/2011	12.603970	12.105625	323,634.2449
01/01/2012 to 12/31/2012	12.105625	13.601178	387,945.1769
01/01/2013 to 12/31/2013	13.601178	17.878498	408,285.2771
01/01/2014 to 04/25/2014	17.878498	17.969948	0.0000
Invesco Comstock Sub-Account (Class B) (formerly Van Kampen Comstock Sub-Account (Class B) and before that Van Kampen Life Investment Trust - Van Kampen LIT Comstock Sub-Account (Class II))
01/01/2011 to 12/31/2011	8.941191	8.941191	0.0000
01/01/2012 to 12/31/2012	8.941191	8.941191	0.0000
01/01/2013 to 12/31/2013	8.941191	8.941191	0.0000
01/01/2014 to 12/31/2014	8.941191	8.941191	0.0000
01/01/2015 to 12/31/2015	8.941191	8.941191	0.0000
01/01/2016 to 12/31/2016	8.941191	8.941191	0.0000
01/01/2017 to 12/31/2017	8.941191	8.941191	0.0000
01/01/2018 to 12/31/2018	8.941191	8.941191	0.0000
01/01/2019 to 12/31/2019	8.941191	8.941191	0.0000
01/01/2020 to 12/31/2020	8.941191	8.941191	0.0000
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.800035	16.021549	16,308.8165
01/01/2012 to 12/31/2012	16.021549	19.075725	15,336.6101
01/01/2013 to 12/31/2013	19.075725	23.827264	61,282.1456
01/01/2014 to 12/31/2014	23.827264	23.915490	56,568.4848
01/01/2015 to 12/31/2015	23.915490	24.425474	55,591.2867
01/01/2016 to 12/31/2016	24.425474	24.057182	49,538.2727
01/01/2017 to 12/31/2017	24.057182	32.325602	42,134.9859
01/01/2018 to 12/31/2018	32.325602	27.586643	37,295.9331
01/01/2019 to 12/31/2019	27.586643	35.665323	30,240.1641
01/01/2020 to 12/31/2020	35.665323	44.711824	26,439.0698
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 04/29/2011	14.345478	15.986985	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.950884	12.763786	34,972.2441
01/01/2012 to 12/31/2012	12.763786	15.327269	44,231.9129
01/01/2013 to 04/26/2013	15.327269	16.276366	0.0000
25

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.398109	14.967924	864,736.8237
01/01/2012 to 12/31/2012	14.967924	17.388169	784,137.3610
01/01/2013 to 12/31/2013	17.388169	23.951394	745,938.6184
01/01/2014 to 12/31/2014	23.951394	25.397771	657,045.6631
01/01/2015 to 12/31/2015	25.397771	24.530441	600,854.5033
01/01/2016 to 12/31/2016	24.530441	26.861220	583,220.6116
01/01/2017 to 12/31/2017	26.861220	33.083429	509,380.0986
01/01/2018 to 12/31/2018	33.083429	29.565139	460,100.0769
01/01/2019 to 12/31/2019	29.565139	36.143638	416,468.5464
01/01/2020 to 12/31/2020	36.143638	55.675259	344,079.3318
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.036777	12.315804	1,451,252.3352
01/01/2012 to 12/31/2012	12.315804	14.122923	1,356,246.8699
01/01/2013 to 12/31/2013	14.122923	16.550500	1,220,678.8154
01/01/2014 to 12/31/2014	16.550500	15.133116	1,100,374.5092
01/01/2015 to 12/31/2015	15.133116	14.606784	1,037,707.0313
01/01/2016 to 12/31/2016	14.606784	14.227740	951,290.4147
01/01/2017 to 12/31/2017	14.227740	17.918161	818,774.5442
01/01/2018 to 12/31/2018	17.918161	15.141437	765,834.2134
01/01/2019 to 12/31/2019	15.141437	19.091625	688,061.8904
01/01/2020 to 12/31/2020	19.091625	21.201448	628,553.4458
T. Rowe Price Large Cap Value Sub-Account (Class E)
04/28/2014 to 12/31/2014	41.807187	45.563726	59,098.7180
01/01/2015 to 12/31/2015	45.563726	43.212677	56,818.8177
01/01/2016 to 12/31/2016	43.212677	49.281958	55,461.0724
01/01/2017 to 12/31/2017	49.281958	56.695898	53,446.0516
01/01/2018 to 12/31/2018	56.695898	50.658436	50,015.9940
01/01/2019 to 12/31/2019	50.658436	63.029028	46,037.9094
01/01/2020 to 12/31/2020	63.029028	63.790972	43,055.1479
T. Rowe Price Large Cap Value Sub-Account (Class E) (formerly Legg Mason Partners Variable Equity Trust - ClearBridge Variable All Cap Value Sub-Account (Class I))
01/01/2011 to 12/31/2011	30.721653	28.319097	56,091.9998
01/01/2012 to 12/31/2012	28.319097	31.993213	62,067.0397
01/01/2013 to 12/31/2013	31.993213	41.550800	59,672.2393
01/01/2014 to 04/25/2014	41.550800	41.747665	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.659148	9.935414	430.8760
01/01/2012 to 12/31/2012	9.935414	11.652908	360.8681
01/01/2013 to 12/31/2013	11.652908	13.184184	1,426,311.2961
01/01/2014 to 12/31/2014	13.184184	12.522304	1,302,313.9885
01/01/2015 to 12/31/2015	12.522304	12.038017	916,231.5728
01/01/2016 to 12/31/2016	12.038017	12.426654	901,842.0619
01/01/2017 to 12/31/2017	12.426654	16.472381	766,786.7280
01/01/2018 to 12/31/2018	16.472381	13.402497	739,843.8165
01/01/2019 to 12/31/2019	13.402497	17.437953	625,564.9065
01/01/2020 to 12/31/2020	17.437953	21.634280	564,668.2060
26

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class E)
01/01/2011 to 12/31/2011	49.347088	51.600125	569.7533
01/01/2012 to 12/31/2012	51.600125	54.443978	595.3969
01/01/2013 to 12/31/2013	54.443978	53.011299	669.3285
01/01/2014 to 12/31/2014	53.011299	55.696743	673.5914
01/01/2015 to 12/31/2015	55.696743	54.971815	540.6999
01/01/2016 to 12/31/2016	54.971815	55.626049	323.0378
01/01/2017 to 12/31/2017	55.626049	56.820580	350.6323
01/01/2018 to 12/31/2018	56.820580	55.540433	148.7797
01/01/2019 to 12/31/2019	55.540433	59.851137	0.0000
01/01/2020 to 12/31/2020	59.851137	63.775952	0.0000
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	15.034354	13.452339	4,395.7406
01/01/2012 to 12/31/2012	13.452339	15.117541	4,195.7554
01/01/2013 to 12/31/2013	15.117541	19.938763	4,707.5486
01/01/2014 to 12/31/2014	19.938763	21.336198	4,556.6251
01/01/2015 to 12/31/2015	21.336198	22.282513	3,606.8049
01/01/2016 to 12/31/2016	22.282513	21.914631	7,964.5876
01/01/2017 to 12/31/2017	21.914631	28.842676	5,796.6574
01/01/2018 to 12/31/2018	28.842676	29.026609	5,382.5127
01/01/2019 to 12/31/2019	29.026609	37.893537	4,317.8231
01/01/2020 to 12/31/2020	37.893537	52.376241	3,445.9051
BlackRock Ultra-Short Term Bond Sub-Account (Class E)
01/01/2011 to 12/31/2011	12.852324	12.629961	192,111.3912
01/01/2012 to 12/31/2012	12.629961	12.409660	161,076.9809
01/01/2013 to 12/31/2013	12.409660	12.194371	140,374.2592
01/01/2014 to 12/31/2014	12.194371	11.982817	88,784.4511
01/01/2015 to 12/31/2015	11.982817	11.774933	117,422.5207
01/01/2016 to 12/31/2016	11.774933	11.593866	58,650.6395
01/01/2017 to 12/31/2017	11.593866	11.477504	45,773.3633
01/01/2018 to 12/31/2018	11.477504	11.465291	34,888.8237
01/01/2019 to 12/31/2019	11.465291	11.490291	28,881.1422
01/01/2020 to 12/31/2020	11.490291	11.324486	28,342.3052
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	50.539167	51.414418	93,820.4361
01/01/2017 to 12/31/2017	51.414418	60.159628	85,350.3501
01/01/2018 to 12/31/2018	60.159628	59.058336	71,740.7691
01/01/2019 to 12/31/2019	59.058336	75.988242	60,269.2848
01/01/2020 to 12/31/2020	75.988242	83.081529	56,561.1962
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Fund Sub-Account)
01/01/2011 to 12/31/2011	17.818973	16.714191	180,610.2703
01/01/2012 to 12/31/2012	16.714191	18.162030	234,704.7727
01/01/2013 to 12/31/2013	18.162030	23.750222	244,324.8219
01/01/2014 to 12/31/2014	23.750222	25.942173	222,772.8550
01/01/2015 to 12/31/2015	25.942173	25.508229	196,063.3466
01/01/2016 to 04/29/2016	25.508229	25.646358	0.0000
27

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2011 to 12/31/2011	15.159422	13.393113	12,786.5637
01/01/2012 to 12/31/2012	13.393113	14.819955	12,821.5406
01/01/2013 to 12/31/2013	14.819955	19.420939	12,507.6067
01/01/2014 to 12/31/2014	19.420939	21.059908	11,773.6547
01/01/2015 to 12/31/2015	21.059908	21.137774	10,600.0050
01/01/2016 to 12/31/2016	21.137774	22.236591	161,372.5621
01/01/2017 to 12/31/2017	22.236591	25.962156	158,345.7145
01/01/2018 to 12/31/2018	25.962156	25.419214	159,981.1680
01/01/2019 to 12/31/2019	25.419214	32.632710	160,317.8375
01/01/2020 to 12/31/2020	32.632710	35.583195	147,589.4595
Davis Venture Value Sub-Account (Class B) (formerly Legg Mason Partners Variable Equity Trust - Legg Mason ClearBridge Variable Capital Sub-Account)
01/01/2011 to 04/29/2011	14.388218	15.193807	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.946084	11.765296	1,571,504.4441
01/01/2012 to 12/31/2012	11.765296	13.358605	2,574,947.6990
01/01/2013 to 12/31/2013	13.358605	17.948732	2,333,821.9085
01/01/2014 to 12/31/2014	17.948732	19.179453	2,023,452.4397
01/01/2015 to 12/31/2015	19.179453	20.833099	1,710,224.0089
01/01/2016 to 12/31/2016	20.833099	20.445118	1,572,748.2896
01/01/2017 to 12/31/2017	20.445118	27.523129	1,325,820.8842
01/01/2018 to 12/31/2018	27.523129	27.073768	1,256,088.7041
01/01/2019 to 12/31/2019	27.073768	35.249187	1,099,959.3529
01/01/2020 to 12/31/2020	35.249187	54.163395	996,114.6477
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.136100	7.884860	1,836,098.7767
01/01/2012 to 04/27/2012	7.884860	8.860339	0.0000
MFS ® Value Sub-Account (Class A) (formerly FI Value Leaders Sub-Account (Class D))
01/01/2011 to 12/31/2011	17.305640	15.943218	3,294.3215
01/01/2012 to 12/31/2012	15.943218	18.116387	2,797.0759
01/01/2013 to 04/26/2013	18.116387	19.932345	0.0000
MFS ® Value Sub-Account (Class A) (formerly Met Investors Series Trust - MFS® Value Sub-Account)
01/01/2011 to 12/31/2011	14.336839	14.208657	16,222.7715
01/01/2012 to 12/31/2012	14.208657	16.285540	13,818.2930
01/01/2013 to 12/31/2013	16.285540	21.721355	16,350.2540
01/01/2014 to 12/31/2014	21.721355	23.651613	16,928.7600
01/01/2015 to 12/31/2015	23.651613	23.206184	14,250.3358
01/01/2016 to 12/31/2016	23.206184	26.085293	13,537.3391
01/01/2017 to 12/31/2017	26.085293	30.248730	13,411.6270
01/01/2018 to 12/31/2018	30.248730	26.732972	162.7514
01/01/2019 to 12/31/2019	26.732972	34.184626	0.0032
01/01/2020 to 12/31/2020	34.184626	34.919952	0.0032
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.851452	19.748305	402,766.1674
01/01/2014 to 12/31/2014	19.748305	19.347381	348,408.1583
01/01/2015 to 12/31/2015	19.347381	19.083981	306,544.6948
01/01/2016 to 12/31/2016	19.083981	22.202417	282,352.9720
01/01/2017 to 12/31/2017	22.202417	25.197596	243,841.9549
01/01/2018 to 12/31/2018	25.197596	23.028476	221,977.0277
01/01/2019 to 12/31/2019	23.028476	29.283391	212,497.1005
01/01/2020 to 12/31/2020	29.283391	35.898465	190,915.2794
28

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.093613	14.049713	482,948.0700
01/01/2012 to 12/31/2012	14.049713	14.534389	427,820.6872
01/01/2013 to 04/26/2013	14.534389	15.741755	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	32.826008	31.826995	0.0000
01/01/2012 to 12/31/2012	31.826995	37.112075	0.0000
01/01/2013 to 12/31/2013	37.112075	50.606759	195,444.0182
01/01/2014 to 12/31/2014	50.606759	54.117877	216,954.5920
01/01/2015 to 12/31/2015	54.117877	58.769578	235,110.8004
01/01/2016 to 12/31/2016	58.769578	58.634662	211,863.4686
01/01/2017 to 12/31/2017	58.634662	76.909901	209,412.8895
01/01/2018 to 12/31/2018	76.909901	74.696027	209,333.7211
01/01/2019 to 12/31/2019	74.696027	95.853457	195,934.9100
01/01/2020 to 12/31/2020	95.853457	128.698386	181,191.0834
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	29.280780	30.329874	311,548.5123
01/01/2017 to 12/31/2017	30.329874	32.257245	301,916.2830
01/01/2018 to 12/31/2018	32.257245	30.491004	290,146.6977
01/01/2019 to 12/31/2019	30.491004	34.302787	253,871.1354
01/01/2020 to 12/31/2020	34.302787	36.037090	246,925.0050
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A) and before that Travelers Series Trust - Convertible Securities Sub-Account))

01/01/2011 to 12/31/2011	22.802615	23.489373	128.2834
01/01/2012 to 12/31/2012	23.489373	26.124748	128.7113
01/01/2013 to 12/31/2013	26.124748	27.768541	120.7597
01/01/2014 to 12/31/2014	27.768541	28.684029	132.4766
01/01/2015 to 12/31/2015	28.684029	27.657960	49.4777
01/01/2016 to 04/29/2016	27.657960	28.478610	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A) and before that Travelers Series Trust - Pioneer Strategic Income Sub-Account)

01/01/2011 to 12/31/2011	24.367609	24.814938	280,091.2678
01/01/2012 to 12/31/2012	24.814938	27.216721	359,434.8982
01/01/2013 to 12/31/2013	27.216721	27.157692	422,586.7892
01/01/2014 to 12/31/2014	27.157692	27.909798	408,029.1221
01/01/2015 to 12/31/2015	27.909798	27.070266	361,538.3017
01/01/2016 to 04/29/2016	27.070266	27.734449	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.420744	16.986337	689,015.3491
01/01/2012 to 12/31/2012	16.986337	17.198787	610,046.0423
01/01/2013 to 12/31/2013	17.198787	16.747425	537,936.8763
01/01/2014 to 12/31/2014	16.747425	16.876560	477,768.6113
01/01/2015 to 12/31/2015	16.876560	16.634701	467,028.9623
01/01/2016 to 12/31/2016	16.634701	16.513066	453,737.5492
01/01/2017 to 12/31/2017	16.513066	16.499340	397,472.7522
01/01/2018 to 12/31/2018	16.499340	16.324645	367,681.7250
01/01/2019 to 12/31/2019	16.324645	16.968655	393,149.4868
01/01/2020 to 12/31/2020	16.968655	17.492478	378,568.2793
29

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity ® Variable Insurance Products
Mid Cap Sub-Account (Service Class 2)
01/01/2011 to 12/31/2011	41.094769	36.000387	108,503.5387
01/01/2012 to 12/31/2012	36.000387	40.523918	141,238.9584
01/01/2013 to 12/31/2013	40.523918	54.104996	151,291.1182
01/01/2014 to 12/31/2014	54.104996	56.373165	154,714.3071
01/01/2015 to 12/31/2015	56.373165	54.492867	146,299.0463
01/01/2016 to 12/31/2016	54.492867	59.932142	141,142.6496
01/01/2017 to 12/31/2017	59.932142	70.990878	129,582.6863
01/01/2018 to 12/31/2018	70.990878	59.447848	121,358.0316
01/01/2019 to 12/31/2019	59.447848	71.953075	117,223.4068
01/01/2020 to 12/31/2020	71.953075	83.334019	114,396.4422
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	44.145134	44.415260	58,361.6590
01/01/2012 to 12/31/2012	44.415260	49.162538	66,799.5054
01/01/2013 to 12/31/2013	49.162538	55.044838	70,510.0656
01/01/2014 to 12/31/2014	55.044838	56.586610	72,268.7912
01/01/2015 to 12/31/2015	56.586610	51.682213	70,681.0059
01/01/2016 to 12/31/2016	51.682213	57.907638	69,491.1544
01/01/2017 to 12/31/2017	57.907638	62.410496	63,939.5524
01/01/2018 to 12/31/2018	62.410496	58.682457	60,772.2777
01/01/2019 to 12/31/2019	58.682457	66.924776	57,716.3701
01/01/2020 to 12/31/2020	66.924776	66.216729	57,968.6488
Franklin Mutual Shares VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	19.474353	18.937750	56,808.3885
01/01/2012 to 12/31/2012	18.937750	21.258019	56,028.6023
01/01/2013 to 12/31/2013	21.258019	26.792985	55,149.2207
01/01/2014 to 12/31/2014	26.792985	28.203296	50,667.7934
01/01/2015 to 12/31/2015	28.203296	26.345810	46,950.7968
01/01/2016 to 12/31/2016	26.345810	30.046043	41,108.6579
01/01/2017 to 12/31/2017	30.046043	31.991025	39,089.4886
01/01/2018 to 12/31/2018	31.991025	28.582993	36,546.2112
01/01/2019 to 12/31/2019	28.582993	34.427127	35,432.2352
01/01/2020 to 12/31/2020	34.427127	32.121841	37,210.7886
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	12.770644	12.859602	188,142.7430
01/01/2012 to 12/31/2012	12.859602	15.001145	204,943.7944
01/01/2013 to 12/31/2013	15.001145	21.784460	211,991.5231
01/01/2014 to 12/31/2014	21.784460	25.772387	219,562.7292
01/01/2015 to 12/31/2015	25.772387	24.885713	231,174.6582
01/01/2016 to 12/31/2016	24.885713	24.748129	249,134.2288
01/01/2017 to 12/31/2017	24.748129	28.281877	235,649.3843
01/01/2018 to 12/31/2018	28.281877	25.469502	217,753.0153
01/01/2019 to 12/31/2019	25.469502	31.302884	209,335.3313
01/01/2020 to 12/31/2020	31.302884	36.300607	193,729.8630
30

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Appreciation Sub-Account (Class I)
01/01/2011 to 12/31/2011	29.859490	30.106647	123,135.4835
01/01/2012 to 12/31/2012	30.106647	34.299843	143,688.0657
01/01/2013 to 12/31/2013	34.299843	43.816790	166,163.4726
01/01/2014 to 12/31/2014	43.816790	47.789945	174,541.9151
01/01/2015 to 12/31/2015	47.789945	47.712198	173,371.6415
01/01/2016 to 12/31/2016	47.712198	51.464649	179,652.4529
01/01/2017 to 12/31/2017	51.464649	60.459650	171,193.0430
01/01/2018 to 12/31/2018	60.459650	58.370511	155,413.0118
01/01/2019 to 12/31/2019	58.370511	74.488917	138,556.6793
01/01/2020 to 12/31/2020	74.488917	84.008201	130,364.4528
ClearBridge Variable Dividend Strategy Sub-Account (Class I)
01/01/2011 to 12/31/2011	10.374052	10.999437	30,631.3464
01/01/2012 to 12/31/2012	10.999437	12.342953	10,585.4874
01/01/2013 to 12/31/2013	12.342953	15.275248	6,433.0199
01/01/2014 to 12/31/2014	15.275248	17.053479	4,839.4019
01/01/2015 to 12/31/2015	17.053479	16.036689	4,246.9399
01/01/2016 to 12/31/2016	16.036689	18.120534	2,489.6532
01/01/2017 to 12/31/2017	18.120534	21.221572	2,370.5991
01/01/2018 to 12/31/2018	21.221572	19.838440	433.9920
01/01/2019 to 12/31/2019	19.838440	25.652574	403.7838
01/01/2020 to 12/31/2020	25.652574	27.139850	268.7424
ClearBridge Variable Dividend Strategy Sub-Account (Class I) (formerly Legg Mason ClearBridge Variable Dividend Strategy Sub-Account)
01/01/2011 to 04/29/2011	9.114951	9.897659	0.0000
ClearBridge Variable Dividend Strategy Sub-Account (Class II)
01/01/2011 to 12/31/2011	12.532613	13.265260	76,865.0190
01/01/2012 to 12/31/2012	13.265260	14.868763	109,215.0192
01/01/2013 to 12/31/2013	14.868763	18.363406	125,932.2480
01/01/2014 to 12/31/2014	18.363406	20.477816	131,739.1391
01/01/2015 to 12/31/2015	20.477816	19.229329	131,516.1815
01/01/2016 to 12/31/2016	19.229329	21.688550	122,634.2259
01/01/2017 to 12/31/2017	21.688550	25.365178	116,157.9833
01/01/2018 to 12/31/2018	25.365178	23.677492	106,005.5076
01/01/2019 to 12/31/2019	23.677492	30.575397	95,154.2597
01/01/2020 to 12/31/2020	30.575397	32.295242	92,179.2466
ClearBridge Variable Large Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.239909	12.926036	10,682.8161
01/01/2012 to 12/31/2012	12.926036	15.284952	10,352.5105
01/01/2013 to 12/31/2013	15.284952	20.705823	9,616.0273
01/01/2014 to 12/31/2014	20.705823	23.193333	9,004.7087
01/01/2015 to 12/31/2015	23.193333	25.022561	4,557.3983
01/01/2016 to 12/31/2016	25.022561	26.406515	4,279.1435
01/01/2017 to 12/31/2017	26.406515	32.635777	4,174.0415
01/01/2018 to 12/31/2018	32.635777	32.071543	2,360.3479
01/01/2019 to 12/31/2019	32.071543	41.651003	0.0000
01/01/2020 to 12/31/2020	41.651003	53.506576	0.0000
31

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ClearBridge Variable Large Cap Value Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.047321	14.487804	4,528.6757
01/01/2012 to 12/31/2012	14.487804	16.584719	4,075.7190
01/01/2013 to 12/31/2013	16.584719	21.572458	4,013.7301
01/01/2014 to 12/31/2014	21.572458	23.680213	6,834.2418
01/01/2015 to 12/31/2015	23.680213	22.602037	3,666.3833
01/01/2016 to 12/31/2016	22.602037	25.097462	4,093.1357
01/01/2017 to 12/31/2017	25.097462	28.322397	402.4408
01/01/2018 to 12/31/2018	28.322397	25.358687	352.0839
01/01/2019 to 12/31/2019	25.358687	32.116095	306.2797
01/01/2020 to 12/31/2020	32.116095	33.213442	267.8850
ClearBridge Variable Small Cap Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.284403	14.231728	38,122.4730
01/01/2012 to 12/31/2012	14.231728	16.700297	53,811.9901
01/01/2013 to 12/31/2013	16.700297	24.132118	68,244.3643
01/01/2014 to 12/31/2014	24.132118	24.680531	68,729.9806
01/01/2015 to 12/31/2015	24.680531	23.191186	74,943.1412
01/01/2016 to 12/31/2016	23.191186	24.111257	90,832.1948
01/01/2017 to 12/31/2017	24.111257	29.443866	85,812.9838
01/01/2018 to 12/31/2018	29.443866	29.924130	72,246.1338
01/01/2019 to 12/31/2019	29.924130	37.307162	73,059.6269
01/01/2020 to 12/31/2020	37.307162	52.518112	66,738.8625
QS Variable Conservative Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	16.386410	16.291515	8,335.2084
01/01/2012 to 12/31/2012	16.291515	18.103692	16,654.2107
01/01/2013 to 12/31/2013	18.103692	20.517583	23,273.6014
01/01/2014 to 12/31/2014	20.517583	21.150985	26,954.1260
01/01/2015 to 12/31/2015	21.150985	20.537660	26,704.5583
01/01/2016 to 12/31/2016	20.537660	21.681035	26,810.0302
01/01/2017 to 12/31/2017	21.681035	24.192795	25,993.6899
01/01/2018 to 12/31/2018	24.192795	22.724991	24,820.2801
01/01/2019 to 12/31/2019	22.724991	26.208595	23,524.9393
01/01/2020 to 12/31/2020	26.208595	28.576295	22,091.0978
QS Variable Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	13.690364	13.142632	76,002.4387
01/01/2012 to 12/31/2012	13.142632	14.965277	82,707.0630
01/01/2013 to 12/31/2013	14.965277	18.602546	82,785.4151
01/01/2014 to 12/31/2014	18.602546	19.136460	83,601.4661
01/01/2015 to 12/31/2015	19.136460	18.384405	73,473.2487
01/01/2016 to 12/31/2016	18.384405	19.600711	67,643.7514
01/01/2017 to 12/31/2017	19.600711	22.985833	62,589.4889
01/01/2018 to 12/31/2018	22.985833	20.768081	48,161.0530
01/01/2019 to 12/31/2019	20.768081	25.015438	44,885.0748
01/01/2020 to 12/31/2020	25.015438	27.342308	38,570.5481
QS Variable Moderate Growth Sub-Account (Class I)
01/01/2011 to 12/31/2011	14.103657	13.778548	205.4283
01/01/2012 to 12/31/2012	13.778548	15.514872	206.5961
01/01/2013 to 12/31/2013	15.514872	18.572683	199.7569
01/01/2014 to 12/31/2014	18.572683	19.145746	202.3286
01/01/2015 to 12/31/2015	19.145746	18.477271	0.0000
01/01/2016 to 12/31/2016	18.477271	19.608219	0.0000
01/01/2017 to 12/31/2017	19.608219	22.492295	0.0000
01/01/2018 to 12/31/2018	22.492295	20.712674	0.0000
01/01/2019 to 12/31/2019	20.712674	24.511321	0.0000
01/01/2020 to 12/31/2020	24.511321	26.751800	0.0000
32

CONDENSED FINANCIAL INFORMATION (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Legg Mason Partners Variable Income Trust
Legg Mason Western Asset Variable Adjustable Rate Income Sub-Account
01/01/2011 to 04/29/2011	9.749728	9.628887	0.0000
Western Asset Variable Global High Yield Bond Sub-Account (Class I)
01/01/2011 to 12/31/2011	18.699503	18.690509	38,384.7463
01/01/2012 to 12/31/2012	18.690509	21.730494	52,943.4849
01/01/2013 to 12/31/2013	21.730494	22.692381	61,260.1596
01/01/2014 to 12/31/2014	22.692381	22.041717	67,141.7445
01/01/2015 to 12/31/2015	22.041717	20.394505	60,807.3329
01/01/2016 to 12/31/2016	20.394505	23.168116	58,467.3829
01/01/2017 to 12/31/2017	23.168116	24.737042	55,868.4896
01/01/2018 to 12/31/2018	24.737042	23.352429	50,659.0941
01/01/2019 to 12/31/2019	23.352429	26.248445	49,374.5050
01/01/2020 to 12/31/2020	26.248445	27.678915	45,384.9568
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Sub-Account (Class II)
01/01/2011 to 12/31/2011	29.735535	27.513838	30,027.3219
01/01/2012 to 12/31/2012	27.513838	29.960773	35,742.1704
01/01/2013 to 12/31/2013	29.960773	39.084043	36,822.8198
01/01/2014 to 12/31/2014	39.084043	44.089781	36,076.7899
01/01/2015 to 12/31/2015	44.089781	40.572077	33,138.7091
01/01/2016 to 12/31/2016	40.572077	46.339077	33,166.9650
01/01/2017 to 12/31/2017	46.339077	51.397524	32,745.5845
01/01/2018 to 12/31/2018	51.397524	40.655252	31,918.9185
01/01/2019 to 12/31/2019	40.655252	51.169759	27,786.5206
01/01/2020 to 12/31/2020	51.169759	51.220401	27,752.2030
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Sub-Account
01/01/2011 to 12/31/2011	28.600995	28.100541	0.0000
01/01/2012 to 12/31/2012	28.100541	30.568514	0.0000
01/01/2013 to 12/31/2013	30.568514	35.657532	0.0000
01/01/2014 to 12/31/2014	35.657532	38.299056	0.0000
01/01/2015 to 12/31/2015	38.299056	36.989184	0.0000
01/01/2016 to 12/31/2016	36.989184	38.613821	0.0000
01/01/2017 to 12/31/2017	38.613821	44.300164	0.0000
01/01/2018 to 12/31/2018	44.300164	43.117841	0.0000
01/01/2019 to 12/31/2019	43.117841	53.683975	0.0000
01/01/2020 to 12/31/2020	53.683975	64.847692	0.0000
33

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-03365, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
34

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2020 and 2019.
3. Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
	(ii)	Resolutions of Board of Directors of MetLife Investors USA Insurance Company (including form of revised proposed Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
	(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
2.	Not Applicable.
3.	(i) (a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.
	(i) (b)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.

(i) (c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4, (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(ii)	Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iii)	Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iv)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(v)	Terminal Illness Rider (Form 7022 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vi)	Unisex Annuity Rates Rider (Form 7027 (11/00)). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vii)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.
(viii)	Individual Retirement Annuity Endorsement 8023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(ix)	Roth Individual Retirement Annuity Endorsement 8024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(x)	401(a)/403(a) Plan Endorsement 8025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xi)	Tax Sheltered Annuity Endorsement 8026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xii)	Simple Individual Retirement Annuity Endorsement 8276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xiii)	Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(xiv)	Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05). Incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.
(xv)	Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvi)	Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.
(xvii)	Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.
(xviii)	Internal Exchange Endorsement MLIU-EXC (12/10). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 21, 2011.
(xix)	Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.
(xx)	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(xxi)	Non-qualified Annuity Endorsement MLIU-NQ (11/04) – I. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(xxii)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
5.	(i)	Form of Variable Annuity Application 8401 (4/05) APPVAUSAPEVA 506. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.
6	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.

8.	(i)(a)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(i) (b)	First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(ii) (a)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.
(ii) (b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(iii) (a)	Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iii) (b)	Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.
(iii) (c)	Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(iii) (d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4, (File Nos. 333-101778/811-21262) filed electronically on April 6, 2016.
(iii) (e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4, (File Nos. 333-101778/811-21262) filed electronically on April 6, 2016.
(iii) (f)	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.

(iv) (a)	Participation agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(iv) (b)	Amendment to Participation Agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.
(iv) (c)	Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.
(iv) (d)	Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(iv) (e)	Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iv) (f)	Amendment No. 8 to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective January 1, 2021). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 7, 2021.
(v) (a)	Amended and Restated Participation Agreement Among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(v) (b)	Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(v) (c)	Amendment to the Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(v) (d)	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778 and 811-21262, filed on April 5, 2017.
(v) (e)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vi) (a)	Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349

and 811-09215) filed electronically on April 9, 2009.
(vi) (b)	Amendment No. 5 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(vi) (c)	Participation Agreement Addendum Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(vi) (d)	Amendment to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.
(vi) (e)	Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(vi) (f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4, (File Nos. 333-101778/811-21262) filed electronically on April 6, 2016.
(vi) (g)	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vii) (a)	Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 01-01-09). Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(vii) (b)	Amendment to Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.
(vii) (c)	Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(vii) (d)	Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.
(viii) (a)	Participation Agreement Among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08). Incorporated herein by reference to MetLife of CT Fund UL III for

Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.
(viii) (b)	Amendment No. 3 to the Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.
(viii) (c)	Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
(ix)	Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(x)	Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 335,836 owners of qualified contracts and 138,537 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).
ITEM 28.	INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30.	Location of Accounts and Records
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 6th day of April, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 7, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 7, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney